FUND PROFILE

                                                            PIMCO All Asset Fund
                                                      Institutional Class Shares
                                                               November 15, 2007

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Website at www.pimco.com, or by contacting your financial intermediary.

                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

     The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of other funds of the PIMCO Funds (the "Trust") except the All Asset All Authority Fund. Though it is anticipated that the Fund will not currently invest in the European StocksPLUS(R) TR Strategy, Far East (ex-Japan) StocksPLUS(R) TR Strategy, Japanese StocksPLUS(R) TR Strategy, StocksPLUS(R) Municipal-Backed and StocksPLUS(R) TR Short Strategy Funds, the Fund may invest in these Underlying Funds in the future, without shareholder approval, at the discretion of PIMCO. The Fund invests its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Fund's asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying Funds. In so doing, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes. Please see "Underlying Funds" below for more information about the Underlying Funds.

     The Fund may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. The Fund's investment in a particular Underlying Fund normally will not exceed 50% of its total assets. The Fund's combined investments in the Fundamental IndexPLUS(TM), Fundamental IndexPLUS(TM) TR, International StocksPLUS(R) TR Strategy (Unhedged), International StocksPLUS(R) TR Strategy (U.S. Dollar-Hedged), Small Cap StocksPLUS(R) TR, StocksPLUS(R), StocksPLUS(R) Long Duration and StocksPLUS(R) Total Return Funds normally will not exceed 50% of total assets. In addition, the Fund's combined investments in the CommodityRealReturn Strategy, Real Return, Real Return Asset and RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets. The Fund's assets are not allocated according to a predetermined blend of shares of the Underlying Funds. Instead, when making allocation decisions among the Underlying Funds, the Fund's asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Fund's asset allocation sub-adviser has the flexibility to reallocate the Fund's assets among any or all of the asset class exposures represented by the Underlying Funds based on its ongoing analyses of the equity, fixed income and commodity markets. While these analyses are performed daily, material shifts in asset class exposures typically take place over longer periods of time. The Fund is classified as "nondiversified" for purposes of the Investment Company Act of 1940, as amended, (the "1940 Act") because it may invest in a limited number of Underlying Funds. However, since certain of the Underlying Funds in which the Fund invests are classified as diversified for purposes of the 1940 Act, the Fund may indirectly diversify its portfolio.

     The Fund is a "fund of funds," which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. The cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Fund, an investor will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund's direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to shareholders and may therefore increase the amount of taxes payable by shareholders. In addition to investing in the Underlying Funds, at the discretion of PIMCO and without shareholder approval, the Fund may invest in additional PIMCO Funds created in the future. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648 or by visiting our Website at www.pimco.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o ALLOCATION RISK: The Fund's asset allocation sub-adviser attempts to identify allocations for the Underlying Funds that will provide consistent, quality performance for the Fund, but there is no guarantee that the asset allocation sub-adviser's allocation techniques will produce the desired results. It is possible that that Fund's asset allocation sub-adviser will focus on an Underlying Fund that performs poorly or underperforms other funds in various market conditions.

o UNDERLYING FUND RISK: Because the Fund invests all of its assets in the Underlying Funds, the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds.

o ISSUER NON-DIVERSIFICATION RISK: Focusing investments in a small number of Underlying Funds increases risk. To the extent that the Fund invests a significant portion of its assets in an Underlying Fund, the Fund will be particularly sensitive to the risks associated with the Underlying Fund. Because the Fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified fund might be. Among the principal risks of investing in the Underlying Funds, and consequently the Fund, which could adversely affect the Fund's net asset value, are:

o INTEREST RATE RISK: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than


PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES

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     nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

     The Underlying Funds may invest in variable and floating rate securities, which generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. The Underlying Funds may also invest in inverse floating rate securities, which may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When an Underlying Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Underlying Fund's shares.

o CREDIT RISK: An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o HIGH YIELD RISK: Certain Underlying Funds may invest in high yield securities, and may be subject to greater levels of credit and liquidity risk than Underlying Funds that do not invest in such securities. These securities are considered predomi nantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce an Underlying Fund's ability to sell these securities (see Liquidity Risk, below).

o MARKET RISK: The value of securities owned by an Underlying Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. An Underlying Fund's investments in illiquid securities may reduce the returns of the Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: When an Underlying Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o EQUITY RISK: The values of equity securities in an Underlying Fund may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

o MORTGAGE-RELATED AND OTHER ASSET-BACKED RISK: The Underlying Funds may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund may have to reinvest that money at the lower prevailing interest rates. An Underlying Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

o FOREIGN (NON-U.S.) INVESTMENT RISK: When an Underlying Fund invests in foreign (non-U.S.) securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect an Underlying Fund's investments in a foreign country.

o REAL ESTATE RISK: When an Underlying Fund invests in real estate-linked derivative instruments, it is subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in economic conditions, supply and demand, interest rates, zoning laws, limitations on rents, property taxes and operating expenses. An investment in a real estate-linked derivative instrument that is linked to the value of a real estate investment trust ("REIT") is subject to additional risks, such as poor performance by the manager of the REIT, limited diversification, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income.

o EMERGING MARKETS RISK: Foreign investment risk may be particularly high to the extent that an Underlying Fund invests in emerging market securities that are economically tied to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

o CURRENCY RISK: When an Underlying Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Underlying Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

  o ISSUER NON-DIVERSIFICATION RISK: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because an Underlying Fund may be non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified fund might be.


                               PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES

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o    LEVERAGING RISK: An Underlying Fund may engage in transactions that give rise to a form of leverage. Leverage may cause an Underlying Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause an Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged.

o SMALLER COMPANY RISK: The general risks associated with securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volumes than more widely held securities and their values may fluctuate more sharply than other securities.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results. Because the Fundamental IndexPLUS(TM) and Fundamental IndexPLUS(TM) TR Funds, Underlying Funds in which the Fund may invest, invest in derivatives linked to Enhanced RAFI(TM) 1000, they will be subject to the risks associated with the management of Enhanced RAFI(TM) 1000 by Research Affiliates, LLC, which serves as the sub-adviser to such Underlying Funds.

o CALIFORNIA STATE-SPECIFIC RISK: An Underlying Fund's investments in California municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes limit the taxing and spending authority of California governmental agencies. While California's economy is broad, it may be sensitive to economic problems affecting those industries concentrated in California.

o NEW YORK STATE-SPECIFIC RISK: An Underlying Fund's investments in New York municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse affect on New York municipal bonds held by the Underlying Fund. The growth rate of New York has at times been somewhat slower than the nation overall.

o TAX RISK: The CommodityRealReturn Strategy Fund(R), an Underlying Fund in which the Fund may invest, gains exposure to the commodities markets through investments in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures. The Underlying Fund may also gain exposure indirectly to commodity markets by investing in the PIMCO Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the Underlying Fund organized under the laws of the Cayman Islands (the "Subsidiary"), which invests primarily in commodity-linked derivative instruments. In order for the Underlying Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), the Underlying Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income. As more fully described in the Fund's prospectus, the Internal Revenue Service (the "IRS") issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code. However, the IRS has issued a private letter ruling to the Underlying Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS has also issued another private letter ruling to the Underlying Fund in which the IRS specifically concluded that income derived from the Underlying Fund's investment in its Subsidiary will also constitute qualifying income to the Underlying Fund. Based on such rulings, the Underlying Fund will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in the Subsidiary. The use of commodity index-linked notes and investments in the Subsidiary involve specific risks. See the Fund's prospectus for further information regarding commodity index-linked notes, including the risks associated with these instruments. In addition, see the Fund's prospectus for further information regarding the Subsidiary, including the risks associated with investing in the Subsidiary.

o SUBSIDIARY RISK: By investing in the Subsidiary, the CommodityRealReturn Strategy Fund(R), an Underlying Fund in which the Fund may invest, is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Underlying Fund and are subject to the same risks that apply to similar investments if held directly by the Underlying Fund. These risks are described in the Fund's prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in the Fund's prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Underlying Fund and/or the Subsidiary to operate as described in the Fund's prospectus and Statement of Additional Information and could adversely affect the Underlying Fund and, to the extent the Fund invests in the Underlying Fund, the Fund.

o MUNICIPAL PROJECT-SPECIFIC RISK: An Underlying Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

o SHORT SALE RISK: An Underlying Fund's short sales, if any, are subject to special risks. A short sale involves the sale by the Underlying Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. An Underlying Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Underlying Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Underlying Fund.

UNDERLYING FUNDS

     The following page provides a general description of the investment objectives, main investments and other information about the Underlying Funds.


PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES

                                                                                                                       NON-U.S.
                                                                                                                       DOLLAR
                  UNDERLYING                                                                         CREDIT            DENOMINATED
CATEGORY          FUND              MAIN INVESTMENTS                             DURATION            QUALITY(1)        SECURITIES(2)
------------------------------------------------------------------------------------------------------------------------------------
SHORT DURATION    MONEY MARKET      Money market instruments                     < 90 days dollar-   Min 95% of            0%
BOND FUNDS                                                                       - weighted average  total assets
                                                                                   maturity          Prime 1; < 5%
                                                                                                     of total -
                                                                                                     assets Prime 2
                  ------------------------------------------------------------------------------------------------------------------
                  FLOATING INCOME   Variable and floating-rate securities and    < 1 year            Caa to Aaa;          No
                                    their economic equivalents                   -                   max 10% of           Limitation
                                                                                                     total assets
                                                                                                     below B
                  ------------------------------------------------------------------------------------------------------------------
                  SHORT-TERM        Money market instruments and short maturity  < 1 year            B to Aaa;             0-10% of
                                    fixed income instruments                     -                   max 10%               total
                                                                                                     of total assets       assets
                                                                                                     below Baa
                  ------------------------------------------------------------------------------------------------------------------
                  LOW DURATION      Short maturity fixed income instruments      1-3 years           B to Aaa; max 10%     0-30% of
                                                                                                     of total assets       total
                                                                                                     below Baa             assets
                  ------------------------------------------------------------------------------------------------------------------
                  LOW DURATION II   Short maturity fixed income instruments      1-3 years           A to Aaa              0%
                                    with quality and non-U.S. issuer
                                    restrictions
                  ------------------------------------------------------------------------------------------------------------------
                  LOW DURATION III  Short maturity fixed income instruments      1-3 years           B to Aaa; max 10%     0-30% of
                                    with prohibitions on firms engaged in                            of total assets       total
                                    socially sensitive practices                                     below Baa             assets
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE      MODERATE DURATION Short and intermediate maturity fixed        +/- 2 years of      B to Aaa; max 10%     0-30% of
DURATION                            income securities                            its benchmark       of total assets       total
BOND FUNDS                                                                                           below Baa             assets
                  ------------------------------------------------------------------------------------------------------------------
                  GNMA              Short and intermediate maturity              1-7 years           Baa to Aaa; max 10%   0%
                                    mortgage-related fixed income securities                         of total assets
                                    issued by the Government National                                below Aaa
                                    Mortgage Association
                  ------------------------------------------------------------------------------------------------------------------
                  HIGH YIELD        Higher yielding fixed income securities      2-6 years           Caa to Aaa; min 80%   0-20% of
                                                                                                     of assets below       total
                                                                                                     Baa subject to        assets
                                                                                                     max 5% of total
                                                                                                     assets rated Caa
                  ------------------------------------------------------------------------------------------------------------------
                  MORTGAGE-BACKED   Short and intermediate maturity              1-7 years           Baa to Aaa; max 10%   0%
                  SECURITIES(3)     mortgage-related fixed income instruments                        of total assets
                                                                                                     below Aaa
                  ------------------------------------------------------------------------------------------------------------------
                  TOTAL RETURN      Intermediate maturity fixed income           +/- 2 years of      B to Aaa; max 10%     0-30% of
                                    instruments                                  its benchmark       of total assets       total
                                                                                                     below Baa             assets
                  ------------------------------------------------------------------------------------------------------------------
                  TOTAL RETURN II   Intermediate maturity fixed income           +/- 2 years of      Baa to Aaa            0%
                                    instruments with quality and non-U.S.        its benchmark
                                    issuer restrictions
                  ------------------------------------------------------------------------------------------------------------------
                  TOTAL RETURN III  Intermediate maturity fixed income           +/- 2 years of      B to Aaa; max 10%     0-30% of
                                    instruments with prohibitions on firms       its benchmark       of total assets       total
                                    engaged in socially sensitive practices                          below Baa             assets
                  ------------------------------------------------------------------------------------------------------------------
                  INVESTMENT GRADE  Corporate fixed income securities            3-7 years           B to Aaa; max 10%     0-30% of
                  CORPORATE BOND                                                                     of total assets       total
                                                                                                     below Baa             assets
------------------------------------------------------------------------------------------------------------------------------------
LONG DURATION     LONG DURATION     Long-term maturity fixed income instruments  +/- 2 years of      B to Aaa; max 10%     0-30% of
BOND FUNDS        TOTAL RETURN                                                   its benchmark       of total assets       total
                                                                                                     below Baa             assets
                  ------------------------------------------------------------------------------------------------------------------
                  EXTENDED          Long-term maturity fixed income instruments  +/- 3 years of      B to Aaa; max 10%     0-30% of
                  DURATION                                                       its benchmark       of total assets       total
                                                                                                     below Baa             assets
                  ------------------------------------------------------------------------------------------------------------------
                  LONG-TERM         Long-term maturity fixed income securities   >  8 years          A to Aaa              0%
                  U.S. GOVERNMENT                                                -
------------------------------------------------------------------------------------------------------------------------------------
INCOME FUND       INCOME            Broad range of fixed income instruments      2-8 years           Caa to Aaa; max 50%  No
                                                                                                     of total assets      Limitation
                                                                                                     below Baa
------------------------------------------------------------------------------------------------------------------------------------
REAL RETURN       REAL RETURN       Inflation-indexed fixed income securities    +/- 3 years of      B to Aaa; max 10%     0-30% of
STRATEGY FUNDS                                                                   its benchmark       of total assets       total
                                                                                                     below Baa             assets
                  ------------------------------------------------------------------------------------------------------------------
                  REAL RETURN       Inflation-indexed fixed income securities    +/- 4 years of      B to Aaa; max 20%     0-30% of
                  ASSET                                                          its benchmark       of total assets       total
                                                                                                     below Baa             assets
                  ------------------------------------------------------------------------------------------------------------------
                  COMMODITYREAL     Commodity-linked derivatives backed by       < 10 years          B to Aaa; max 10%     0-30% of
                  RETURN STRATEGY   a portfolio of inflation-indexed and other   -                   of total assets       total
                                    fixed income instruments                                         below Baa             assets
                  ------------------------------------------------------------------------------------------------------------------
                  REALESTATEREAL    Real estate-linked derivative instruments    < 10 years          B to Aaa; max 10%     0-30% of
                  RETURN STRATEGY   backed by a portfolio of inflation-indexed   -                   of total assets       total
                                    and other fixed income instruments                               below Baa             assets
------------------------------------------------------------------------------------------------------------------------------------
TAX EXEMPT        CALIFORNIA        Short to intermediate maturity municipal     < 3 years           Caa to Aaa; max 10%   0%
BOND FUNDS        SHORT DURATION    securities (exempt from federal and          -                   of total assets
                  MUNICIPAL INCOME  California income tax)                                           below Baa
                  ------------------------------------------------------------------------------------------------------------------
                  SHORT DURATION    Short to intermediate maturity municipal     < 3 years           Baa to Aaa            0%
                  MUNICIPAL INCOME  securities (exempt from federal income tax)  -
                  ------------------------------------------------------------------------------------------------------------------
                  CALIFORNIA        Intermediate maturity municipal securities   3-7 years           B to Aaa; max 10%     0%
                  INTERMEDIATE      (exempt from federal and California                              of total assets
                  MUNICIPAL BOND    income tax)                                                      below Baa
                  ------------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BOND    Intermediate to long-term maturity           3-10 years          Ba to Aaa; max 10%    0%
                                    municipal securities (exempt from                                of total assets
                                    federal income tax)                                              below Baa
                  ------------------------------------------------------------------------------------------------------------------
                  NEW YORK          Intermediate to long-term maturity           3-12 years          B to Aaa; max 10%     0%
                  MUNICIPAL BOND    municipal securities (exempt from federal                        of total assets
                                    and New York income tax)                                         below Baa
                  ------------------------------------------------------------------------------------------------------------------
                  HIGH YIELD        Intermediate to long-term maturity high      4-11 years          No Limitation         0%
                  MUNICIPAL BOND    yield municipal securities (exempt from
                                    federal income tax)
------------------------------------------------------------------------------------------------------------------------------------


                               PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES

INTERNATIONAL     DEVELOPING        Currencies or fixed income securities        < 8 years           Max 15% of total
BOND FUNDS        LOCAL MARKETS     denominated in currencies of                 -                   assets below B        > 80%(4)
                                    non-U.S. countries                                                                     -
                                                                                                                           of assets
                  ------------------------------------------------------------------------------------------------------------------
                  EMERGING          Fixed income instruments denominated in      +/- 2 years of      Max 15% of total      > 80%(4)
                  LOCAL BOND        currencies of non-U.S. countries             its benchmark       assets below B        -
                                                                                                                           of assets
                  ------------------------------------------------------------------------------------------------------------------
                  EMERGING          Emerging market fixed income instruments     < 8 years           Max 15% of total
                  MARKETS BOND                                                                       assets below B        > 80%(4)
                                                                                                                           -
                                                                                                                           of assets
                  ------------------------------------------------------------------------------------------------------------------
                  FOREIGN BOND      Intermediate maturity hedged non-U.S.        +/- 2 years of      B to Aaa; max 10%     > 80%(4)
                  (U.S.             fixed income instruments                     its benchmark       of total assets       -
                  DOLLAR-HEDGED)                                                                     below Baa             of assets
                  ------------------------------------------------------------------------------------------------------------------
                  FOREIGN BOND      Intermediate maturity non-U.S. fixed         +/- 2 years of      B to Aaa; max 10%     > 80%(4)
                  (UNHEDGED)        income instruments                           its benchmark       of total assets       -
                                                                                                     below Baa             of assets
                  ------------------------------------------------------------------------------------------------------------------
                  GLOBAL BOND       U.S. and hedged non-U.S. intermediate        +/- 2 years of      B to Aaa; max 10%     25-75%(4)
                  (U.S.             maturity fixed income instruments            its benchmark       of total assets       of total
                  DOLLAR-HEDGED)                                                                     below Baa             assets
                  ------------------------------------------------------------------------------------------------------------------
                  GLOBAL BOND       U.S. and non-U.S. intermediate maturity      +/- 2 years of      B to Aaa; max 10%     25-75%(4)
                  (UNHEDGED)        fixed income instruments                     its benchmark       of total assets       of total
                                                                                                     below Baa             assets
                  ------------------------------------------------------------------------------------------------------------------
                  DIVERSIFIED       Investment grade corporate, high yield       3-8 years           Max 10% below B      No
                  INCOME            and emerging market fixed income instruments                                          Limitation
------------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE       CONVERTIBLE       Convertible securities                       N/A                 Max 20% of total      0-30% of
FUND                                                                                                 assets below B        total
                                                                                                                           assets
------------------------------------------------------------------------------------------------------------------------------------
DOMESTIC          FUNDAMENTAL       Enhanced RAFITM 1000 Index derivatives       < 1 year            B to Aaa; max 10%     0-30% of
EQUITY-           INDEXPLUSTM       backed by a portfolio of short-term fixed    -                   of total assets       total
RELATED FUNDS                       income instruments                                               below Baa             assets
                  ------------------------------------------------------------------------------------------------------------------
                  STOCKSPLUS(R)     S&P 500 stock index derivatives backed by    < 1 year            B to Aaa; max 10%     0-30% of
                                    a portfolio of short-term fixed              -                   of total assets       total
                                    income instruments                                               below Baa             assets
                  ------------------------------------------------------------------------------------------------------------------
                  FUNDAMENTAL       Enhanced RAFITM 1000 Index derivatives       Min. 1 year; max    B to Aaa; max 10%     0-30% of
                  INDEXPLUSTMTR     backed by a portfolio of fixed income        2 years above       of total assets       total
                                    instruments                                  the LBAG(5)         below Baa             assets
                  ------------------------------------------------------------------------------------------------------------------
                  SMALL CAP         Russell 2000(R) Index derivatives backed     Min. 1 year; max    B to Aaa; max 10%     0-30% of
                  STOCKSPLUS(R) TR  by a diversified portfolio of fixed income   2 years above       of total assets       total
                                    instruments                                  the LBAG(5)         below Baa             assets
                  ------------------------------------------------------------------------------------------------------------------
                  STOCKSPLUS(R)     S&P 500 stock index derivatives backed by    +/-2 years of       B to Aaa; max 10%     0-30% of
                  LONG DURATION     a portfolio of actively managed long-term    Lehman Brothers     of total assets       total
                                    fixed income instruments                     Long Term           below Baa             assets
                                                                                 Government/
                                                                                 Credit Index
                  ------------------------------------------------------------------------------------------------------------------
                  STOCKSPLUS(R)     S&P 500 stock index derivatives backed by    Min. 1 year; max    B to Aaa; max 10%     0-30% of
                  TOTAL RETURN      a portfolio of fixed income instruments      2 years above       of total assets       total
                                                                                 the LBAG(5)         below Baa             assets
                  ------------------------------------------------------------------------------------------------------------------
                  STOCKSPLUS(R) TR  Short S&P 500 stock index derivatives        Min. 1 year; max    B to Aaa; max 10%     0-30% of
                  SHORT STRATEGY    backed by a portfolio of fixed income        2 years above       of total assets       total
                                    instruments                                  the LBAG(5)         below Baa             assets
                  ------------------------------------------------------------------------------------------------------------------
                  STOCKSPLUS(R)     S&P 500 stock index derivatives backed       1-10 years          Baa to Aaa; max 10%   0%
                  MUNICIPAL-BACKED  by a portfolio of investment grade debt                          of total assets Baa
                                    securities exempt from federal income tax
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL     EUROPEAN          European equity derivatives backed by        Min. 1 year; max    B to Aaa; max 10%     0-30%(6)
EQUITY-           STOCKSPLUS(R) TR  a portfolio of fixed income instruments      2 years above       of total assets       of total
RELATED FUNDS     STRATEGY                                                       the LBAG(5)         below Baa             assets
                  ------------------------------------------------------------------------------------------------------------------
                  FAR EAST          Far Eastern (excluding Japan) equity         Min. 1 year; max    B to Aaa; max 10%     0-30%(6)
                  (EX-JAPAN)        derivatives backed by a portfolio of         2 years above       of total assets       of total
                  STOCKSPLUS(R) TR  fixed income instruments                     the LBAG(5)         below Baa             assets
                  STRATEGY
                  ------------------------------------------------------------------------------------------------------------------
                  INTERNATIONAL     Non-U.S. equity derivatives backed by        Min. 1 year; max    B to Aaa; max 10%     0-30%(6)
                  STOCKSPLUS(R)     a portfolio of fixed income instruments      2 years above       of total assets       of total
                  TR STRATEGY                                                    the LBAG(5)         below Baa             assets
                  (UNHEDGED)
                  ------------------------------------------------------------------------------------------------------------------
                  INTERNATIONAL     Non-U.S. equity derivatives backed by        Min. 1 year; max    B to Aaa; max 10%     0-30%(6)
                  STOCKSPLUS(R)     a portfolio of fixed income instruments      2 years above       of total assets       of total
                  TR STRATEGY (U.S.                                              the LBAG(5)         below Baa             assets
                  DOLLAR HEDGED)(7)
                  ------------------------------------------------------------------------------------------------------------------
                  JAPANESE          Japanese equity derivatives backed by        Min. 1 year; max    B to Aaa; max 10%     0-30%(6)
                  STOCKSPLUS(R)     a portfolio of fixed income instruments      2 years above       of total assets       of total
                  TR STRATEGY                                                    the LBAG(5)         below Baa             assets
------------------------------------------------------------------------------------------------------------------------------------

(1) As rated by Moody's Investors Service Inc., or equivalently rated by Standard & Poor's Ratings Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality.
(2) Each Underlying Fund (except the California Intermediate Municipal Bond, California Short Duration Municipal Income, High Yield Municipal Bond, Long-Term U.S Government, Low Duration II, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income, StocksPLUS(R) Municipal-Backed and Total Return II Funds) may invest beyond these limits in U S. dollar-denominated securities of non-U.S. issuers.
(3) Effective July 31, 2007, the Fund's name was changed from Total Return Mortgage Fund to Mortgage-Backed Securities Fund.
(4) The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.
(5) The Lehman Brothers Aggregate Bond Index ("LBAG") covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
(6) Limitation with respect to the Fund's fixed income investments. The Fund may invest without limit in equity securities denominated in non-U.S. currencies.
(7) Effective October 1, 2006, the Fund's name was changed from International StocksPLUS(R) TR Strategy Fund to International StocksPLUS(R) TR Strategy Fund (U.S. Dollar-Hedged).

PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES

HOW HAS THE FUND PERFORMED?

     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.


CALENDAR YEAR TOTAL RETURNS
Bar Chart:
2003                  15.98%
2004                  11.85%
2005                   6.48%
2006                   5.27%

     During the period shown in the bar chart, the highest quarterly return was 6.21% (2nd Quarter 2003) and the lowest quarterly return was -3.68% (2nd Quarter 2004). As of September 30, 2007, the Fund's year-to-date performance was 7.05%.

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended September 30, 2007
                                                                     SINCE
                                               1 YEAR    5 YEAR   INCEPTION(5)
ALL ASSET FUND, INSTITUTIONAL CLASS,
   BEFORE TAXES                                 9.20%     10.54%     11.35%
ALL ASSET FUND, INSTITUTIONAL CLASS,
   AFTER TAXES ON DISTRIBUTIONS(1)              6.86%      8.39%      9.23%
ALL ASSET FUND, INSTITUTIONAL CLASS,
   AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES(1)                   5.97%      7.84%      8.58%
LEHMAN BROTHERS U.S. TIPS
   1-10 YEAR INDEX(2)                           5.32%      4.87%      5.69%
CPI + 500 BASIS POINTS(3)                       8.00%      8.12%      8.12%
LIPPER FLEXIBLE PORTFOLIO FUNDS AVERAGE(4)     14.84%     14.18%     12.41%

     (1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

     (2) Lehman Brothers U.S. TIPS 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

     (3) The CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index ("CPI"). This index reflects non-seasonably adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes. The Fund believes that this secondary benchmark reflects the Fund's long-term investment strategy more accurately than the Lehman Brothers U.S. TIPS 1-10 Year Index.

     (4) The Lipper Flexible Portfolio Funds Average is a total return performance average of funds tracked by Lipper, Inc. that allocate their investments across various asset classes, including domestic common stocks, bonds and money market instruments with a focus on total return. It does not reflect deductions for fees, expenses or taxes.

     (5) The Fund began operations on 7/31/02.

WHAT ARE THE FUND'S FEES AND EXPENSES?

     These tables describe the fees and expenses (including Underlying Fund fees) you may pay if you buy and hold Institutional Class shares of the
     Fund:

  SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
REDEMPTION FEE(1)                              2.00%
  ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets, shown as a
  percentage of average daily net assets)
ADVISORY FEE                                   0.175%
DISTRIBUTION AND/OR SERVICE (12B-1) FEES       NONE
OTHER EXPENSES(2)                              0.05%
ACQUIRED FUND FEES AND EXPENSES
  (UNDERLYING FUND EXPENSES)(3)                0.63%
TOTAL ANNUAL FUND OPERATING EXPENSES(4)        0.855%

     (1) Shareholders of the Fund will be subject to a redemption fee on redemptions and exchanges equal to 2.00% of the net asset value of the Fund shares redeemed or exchanged within 7 days of their acquisition (by purchase or exchange). A new holding period begins the day following each acquisition of shares through purchase or exchange (other than as noted in the Fund's prospectus). The Fund has elected not to impose the redemption fee under certain circumstances as described in greater detail in the Fund's prospectus. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to the redemption fee. Shareholders will receive 60 days' notice of any material changes to the redemption fee, unless otherwise permitted by law.

     (2) "Other Expenses" reflect an administrative fee of 0.05%.

     (3) Underlying Fund Expenses for the Fund are based upon an allocation of the Fund's assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds during the most recently completed fiscal year. Underlying Fund Expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see "Underlying Fund Fees."

     (4) The Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Underlying Fund Expenses.

     EXAMPLE: The example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the example shows what your costs would be based on these assumptions.

                        1 YEAR     3 YEARS    5 YEARS    10 YEARS
ALL ASSET FUND,
INSTITUTIONAL CLASS       $87        $273       $474      $1,055


                               PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES

UNDERLYING FUND FEES

     The Fund pays advisory and administrative fees directly to PIMCO at an annual rate of 0.175% and 0.05%, respectively, based on the average daily net assets attributable to the Fund's Institutional Class shares. The Fund also indirectly pays its proportionate share of the advisory and administrative fees charged by PIMCO to the Underlying Funds in which the Fund invests. PIMCO has contractually agreed, for the All Asset Fund's current fiscal year, to reduce its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The Underlying Fund Expenses shown in the Annual Fund Operating Expenses table for the Fund may be higher than 0.64% because the Underlying Fund Expenses are calculated based on the average net assets of the Fund, which does not take into account amounts, if any, borrowed by the Fund for investment purposes. However, the fee waivers described above apply only to Underlying Fund Expenses attributable to advisory and administrative fees and are based on the total assets of the Fund.

     The expenses associated with investing in a "fund of funds" are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a "fund of funds" indirectly pay a portion of the fees and expenses charged at the Underlying Fund level. The Fund invests in Institutional Class shares of the Underlying Funds, which are not subject to any sales charge or 12b-1 fees.

     The following table summarizes the annual expenses borne by Institutional Class shareholders of the Underlying Funds. Because the Fund invests in Institutional Class shares of the Underlying Funds, shareholders of the Fund indirectly bear a proportionate share of these expenses, depending upon how the Fund's assets are allocated from time to time among the Underlying Funds.

     ANNUAL UNDERLYING FUND EXPENSES

     (Based on the average daily net assets attributable to an Underlying Fund's Institutional Class Shares)

                                                                                                                   TOTAL FUND
                                                              ADVISORY                  OTHER                      OPERATING
    UNDERLYING FUND                                           FEES                      EXPENSES(1)                EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
    California Intermediate Municipal Bond Fund               0.225%                    0.22%                      0.445%
------------------------------------------------------------------------------------------------------------------------------------
    California Short Duration Municipal Income Fund           0.20                      0.15                       0.35
------------------------------------------------------------------------------------------------------------------------------------
    CommodityRealReturn Strategy Fund(R)                      0.49                      0.25                       0.74
------------------------------------------------------------------------------------------------------------------------------------
    Convertible Fund                                          0.40                      0.34                       0.74
------------------------------------------------------------------------------------------------------------------------------------
    Developing Local Markets Fund                             0.45                      0.40                       0.85
------------------------------------------------------------------------------------------------------------------------------------
    Diversified Income Fund                                   0.45                      0.30                       0.75
------------------------------------------------------------------------------------------------------------------------------------
    Emerging Local Bond Fund                                  0.45                      0.70                       1.15
------------------------------------------------------------------------------------------------------------------------------------
    Emerging Markets Bond Fund                                0.45                      0.40                       0.85
------------------------------------------------------------------------------------------------------------------------------------
    European StocksPLUS(R) TR Strategy Fund                   0.45                      0.36                       0.81
------------------------------------------------------------------------------------------------------------------------------------
    Extended Duration Fund                                    0.25                      0.32                       0.57
------------------------------------------------------------------------------------------------------------------------------------
    Far East (ex-Japan) StocksPLUS(R) TR Strategy Fund        0.45                      0.31                       0.76
------------------------------------------------------------------------------------------------------------------------------------
    Floating Income Fund                                      0.30                      0.25                       0.55
------------------------------------------------------------------------------------------------------------------------------------
    Foreign Bond Fund (Unhedged)                              0.25                      0.25                       0.50
------------------------------------------------------------------------------------------------------------------------------------
    Foreign Bond Fund (U.S. Dollar-Hedged)                    0.25                      0.25                       0.50
------------------------------------------------------------------------------------------------------------------------------------
    Fundamental IndexPLUS(TM) Fund                            0.45                      0.25                       0.70
------------------------------------------------------------------------------------------------------------------------------------
    Fundamental IndexPLUS(TM) TR Fund                         0.54                      0.25                       0.79
------------------------------------------------------------------------------------------------------------------------------------
    Global Bond Fund (Unhedged)                               0.25                      0.30                       0.55
------------------------------------------------------------------------------------------------------------------------------------
    Global Bond Fund (U.S. Dollar-Hedged)                     0.25                      0.30                       0.55
------------------------------------------------------------------------------------------------------------------------------------
    GNMA Fund                                                 0.25                      0.81                       1.06
------------------------------------------------------------------------------------------------------------------------------------
    High Yield Fund                                           0.25                      0.25                       0.50
------------------------------------------------------------------------------------------------------------------------------------
    High Yield Municipal Bond Fund                            0.30                      0.25                       0.55(2)
------------------------------------------------------------------------------------------------------------------------------------
    Income Fund                                               0.25                      0.22                       0.47(3)(4)
------------------------------------------------------------------------------------------------------------------------------------
    International StocksPLUS(R) TR Strategy Fund (Unhedged)   0.39                      0.25                       0.64
------------------------------------------------------------------------------------------------------------------------------------
    International StocksPLUS(R) TR Strategy Fund
       (U.S. Dollar-Hedged)                                   0.45                      0.32                       0.77
------------------------------------------------------------------------------------------------------------------------------------
    Investment Grade Corporate Bond Fund                      0.25                      0.25                       0.50
------------------------------------------------------------------------------------------------------------------------------------
    Japanese StocksPLUS(R) TR Strategy Fund                   0.45                      0.48                       0.93
------------------------------------------------------------------------------------------------------------------------------------
    Long Duration Total Return Fund                           0.25                      0.25                       0.50
------------------------------------------------------------------------------------------------------------------------------------
    Long-Term U.S. Government Fund                            0.225                     0.25                       0.475
------------------------------------------------------------------------------------------------------------------------------------
    Low Duration Fund                                         0.25                      0.18                       0.43
------------------------------------------------------------------------------------------------------------------------------------
    Low Duration Fund II                                      0.25                      0.25                       0.50
------------------------------------------------------------------------------------------------------------------------------------
    Low Duration Fund III                                     0.25                      0.25                       0.50
------------------------------------------------------------------------------------------------------------------------------------
    Moderate Duration Fund                                    0.25                      0.20                       0.45
------------------------------------------------------------------------------------------------------------------------------------
    Money Market Fund                                         0.12                      0.20                       0.32
------------------------------------------------------------------------------------------------------------------------------------
    Mortgage-Backed Securities Fund(5)                        0.25                      0.25                       0.50
------------------------------------------------------------------------------------------------------------------------------------
    Municipal Bond Fund                                       0.225                     0.30                       0.525
------------------------------------------------------------------------------------------------------------------------------------
    New York Municipal Bond Fund                              0.225                     0.26                       0.485
------------------------------------------------------------------------------------------------------------------------------------
    Real Return Asset Fund                                    0.35                      0.25                       0.60
------------------------------------------------------------------------------------------------------------------------------------
    Real Return Fund                                          0.25                      0.20                       0.45
------------------------------------------------------------------------------------------------------------------------------------
    RealEstateRealReturn Strategy Fund                        0.49                      0.25                       0.74
------------------------------------------------------------------------------------------------------------------------------------
    Short Duration Municipal Income Fund                      0.20                      0.20                       0.40
------------------------------------------------------------------------------------------------------------------------------------
    Short-Term Fund                                           0.25                      0.20                       0.45
------------------------------------------------------------------------------------------------------------------------------------
    Small Cap StocksPLUS(R) TR Fund                           0.44                      0.25                       0.69
------------------------------------------------------------------------------------------------------------------------------------
    StocksPLUS(R) Fund                                        0.25                      0.25                       0.50
------------------------------------------------------------------------------------------------------------------------------------
    StocksPLUS(R) Long Duration Fund                          0.35                      0.25                       0.60(6)
------------------------------------------------------------------------------------------------------------------------------------
    StocksPLUS(R) Municipal-Backed Fund                       0.34                      0.25                       0.59
------------------------------------------------------------------------------------------------------------------------------------
    StocksPLUS(R) Total Return Fund                           0.39                      0.25                       0.64
------------------------------------------------------------------------------------------------------------------------------------
    StocksPLUS(R) TR Short Strategy Fund                      0.44                      0.25                       0.69
------------------------------------------------------------------------------------------------------------------------------------
    Total Return Fund                                         0.25                      0.18                       0.43
------------------------------------------------------------------------------------------------------------------------------------
    Total Return Fund II                                      0.25                      0.25                       0.50
------------------------------------------------------------------------------------------------------------------------------------
    Total Return Fund III                                     0.25                      0.25                       0.50
------------------------------------------------------------------------------------------------------------------------------------

PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES

(1) Other Expenses includes administrative fees and other expenses (e.g., organizational expenses, interest expenses, taxes, governmental fees, pro rata Trustees' fees and acquired fund fees and expenses) attributable to the Institutional Class shares. For the Income Fund and StocksPLUS(R) Long Duration Fund, Other Expenses are based on estimated amounts for the initial fiscal year of the Fund's Institutional class shares and include the Fund's organizational expenses.

(2) PIMCO has contractually agreed, for the Fund's current fiscal year, to waive a portion of its advisory fee equal to 0.01% of average daily net assets.

(3) PIMCO has contractually agreed, for the Fund's current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and pro rata Trustees' fees, the total fund operating expenses (prior to the application of the advisory fee reduction described in footnote 4 below and excluding expenses borne by the Fund not covered by the administrative fee as described under "Management of the Funds--Administrative Fees" in such Underlying Fund's prospectus (other than organizational expenses and pro rata Trustees' fees), if any) exceed 0.4549% of the Fund's average net assets attributable to Institutional Class shares. Under the Expenses Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days' notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(4) In addition to the administrative fee waiver described above, if any, PIMCO has contractually agreed, until March 31, 2008, to waive a portion of the Underlying Fund's advisory fee equal to 0.05% of average daily net assets.

(5) Effective July 31, 2007, the Fund's name was changed from Total Return Mortgage Fund to Mortgage-Backed Securities Fund.

(6) PIMCO has contractually agreed, for the Fund's current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and pro rata Trustees' fees, the total fund operating expenses (excluding expenses borne by the Fund not covered by the administrative fee as described under "Management of the Funds--Administrative Fees" in such Underlying Fund's prospectus (other than organizational expenses and pro rata Trustees' fees), if any) exceed 0.5949% of the Fund's average net assets attributable to Institutional Class shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days' notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.


                               PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES

WHO IS THE FUND'S INVESTMENT ADVISER?

     PIMCO, a subsidiary of Allianz Global Investors of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $720 billion in assets under management as of September 30, 2007. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660. PIMCO has engaged Research Affiliates, LLC, a California limited liability company ("Research Affiliates"), to serve as asset allocation sub-adviser to the Fund. Research Affiliates is located at 155
     N. Lake Ave., Suite 900, Pasadena, CA 91101.

     The Fund's portfolio is managed by Robert D. Arnott. Mr. Arnott is Chief Executive Officer of Research Affiliates, LLC. Until April 30, 2004, Mr. Arnott was also Chairman of First Quadrant, L.P. He has managed the All Asset Fund since its inception in July 2002.

HOW DO I BUY FUND SHARES?

     The minimum initial investment for shares of the Fund is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. PIMCO Funds or the Fund's distributor may waive the minimum initial investment for other categories of investors at their discretion. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105, communicating the purchase to PIMCO Funds prior to market close and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648, faxing instructions to 1-816-421-2861, or emailing instructions to pimcoteam@bfdsmidwest.com, and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

     You may sell (redeem) all or part of your Fund shares on any business day. Depending on the elections made on the Client Registration Application, you may sell by:

o    Sending a written request by mail to PIMCO Funds at the address above.

o Calling us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o    Sending a fax to our Shareholder Services department at 1-816-421-2861.

o    Sending an email to pimcoteam@bfdsmidwest.com.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

     The Fund pays dividends to shareholders quarterly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the distributions paid to them. The Fund's use of a fund of funds structure could affect the amount, timing and character of distributions to shareholders and therefore may increase the amount of taxes payable by shareholders.

     Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

     The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund or any fund of the Allianz Funds.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Website at www.pimco.com.


PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-816-421-2861
PIMCO Infolink Audio Response Network:
1-800-987-4626
Website: www.pimco.com

PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE

                                      PIMCO CommodityRealReturn Strategy Fund(R)
                                                      Institutional Class Shares
                                                               November 15, 2007

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Website at www.pimco.com, or by contacting your financial intermediary.


                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund seeks maximum real return, consistent with prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

     The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. The Fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

     The Fund will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). These commodity index-linked notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. The Fund may also gain exposure to commodity markets by investing in the Subsidiary. The Subsidiary is advised by PIMCO, and has the same investment objective as the Fund. As discussed in greater detail in the prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund.

     The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to certain commodity indices. Additionally, the Fund or the Subsidiary may invest in derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. The Fund's or the Subsidiary's investments in commodity-linked derivative instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund's portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may also over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund's net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Fund will seek to maintain notional exposure to one or more commodity indices within 5% (plus or minus) of the value of the Fund's net assets.

     Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in inflation-indexed securities and other fixed income instruments, including derivative fixed income instruments. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may concentrate its assets in particular sectors of the commodities market.

     The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO's forecast for interest rates and under normal market conditions is not expected to exceed ten years. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc., or equivalently rated by Standard &Poor's Ratings Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market economies. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back or dollar rolls).

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648, or visit our Website at www.pimco.com.


PIMCO COMMODITYREALRETURN STRATEGY FUND(R) O INSTITUTIONAL CLASS SHARES

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

     The Fund may invest in variable and floating rate securities, which generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. The Fund may also invest in inverse floating rate securities, which may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund's shares.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o HIGH YIELD RISK: The Fund may invest in junk bonds, and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (see Liquidity Risk, below).

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries. Under certain conditions, generally in a market where the value of both commodities and fixed income securities are declining, the Fund may experience substantial losses.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o COMMODITY RISK: The Fund's investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The Fund may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the Fund may be more susceptible to risks associated with those sectors.

o MORTGAGE-RELATED AND OTHER ASSET-BACKED RISK: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Fund's investments, if any, in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

o FOREIGN (NON-U.S.) INVESTMENT RISK: When the Fund invests in foreign (non-U.S.) securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.


         PIMCO COMMODITYREALRETURN STRATEGY FUND(R) o INSTITUTIONAL CLASS SHARES

o EMERGING MARKETS RISK: Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities that are economically tied to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

o CURRENCY RISK: When the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o ISSUER NON-DIVERSIFICATION RISK: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the Fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified fund might be.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO in making investment decisions for the Fund and the Subsidiary will produce the desired results.

o TAX RISK: The Fund gains exposure to the commodities markets through investments in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures. The Fund may also gain exposure indirectly to commodity markets by investing in the Subsidiary, which invests primarily in commodity-linked derivative instruments. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), the Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income. As more fully described in the Fund's prospectus, the Internal Revenue Service (the "IRS") issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code. However, the IRS has issued a private letter ruling to the Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS has also issued another private letter ruling to the Fund in which the IRS specifically concluded that income derived from the Fund's investment in its Subsidiary will also constitute qualifying income to the Fund. Based on such rulings, the Fund will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in the Subsidiary. The use of commodity index-linked notes and investments in the Subsidiary involve specific risks. See the Fund's prospectus for further information regarding commodity index-linked notes, including the risks associated with these instruments. In addition, see the Fund's prospectus for further information regarding the Subsidiary, including the risks associated with investing in the Subsidiary.

o SUBSIDIARY RISK: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described in the Fund's prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and, unless otherwise noted in the Fund's prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Fund's prospectus and Statement of Additional Information and could adversely affect the Fund.

o SHORT SALE RISK: The Fund's short sales, if any, are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

HOW HAS THE FUND PERFORMED?

     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

PIMCO COMMODITYREALRETURN STRATEGY FUND(R) o INSTITUTIONAL CLASS SHARES

CALENDAR YEAR TOTAL RETURNS
Bar Chart:
2003                  29.82%
2004                  16.36%
2005                  20.50%
2006                  -3.04%

     During the period shown in the bar chart, the highest quarterly return was 16.77% (1st Quarter 2004) and the lowest quarterly return was -7.31% (2nd Quarter 2004). As of September 30, 2007, the Fund's year-to-date return was 13.22%.

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended September 30, 2007
                                                                     SINCE
                                                1 YEAR   5 YEAR   INCEPTION(4)
COMMODITYREALRETURN STRATEGY FUND(R),
   INSTITUTIONAL CLASS, BEFORE TAXES            15.99%   16.07%     18.89%
COMMODITYREALRETURN STRATEGY FUND(R),
   INSTITUTIONAL CLASS,
   AFTER TAXES ON DISTRIBUTIONS(1)              13.60%   12.26%     15.10%
COMMODITYREALRETURN STRATEGY FUND(R),
   INSTITUTIONAL CLASS,
   AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES(1)                   10.27%   11.63%     14.21%
DOW JONES - AIG COMMODITY
   TOTAL RETURN INDEX(2)                        16.97%   14.13%     14.93%
LIPPER SPECIALTY DIVERSIFIED
   EQUITY FUNDS AVERAGE(3)                      13.25%    3.63%      4.85%

     (1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

     (2) Dow Jones AIG Commodity Total Return Index is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

     (3) The Lipper Specialty Diversified Equity Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest in all market capitalization ranges without restriction. These funds typically have distinctly different strategies and performance, resulting in a low coefficient of determination (r-squared) compared to other U.S. diversified equity funds. It does not reflect deductions for fees, expenses or taxes.

     (4) The Fund began operations on 6/28/02. Index comparisons began on 6/30/02.

WHAT ARE THE FUND'S FEES AND EXPENSES?

     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

  SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
REDEMPTION FEE(1)                              2.00%
  ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets, shown as a
  percentage of average daily net assets)
ADVISORY FEE                                   0.49%
DISTRIBUTION AND/OR SERVICE (12B-1) FEES       NONE
OTHER EXPENSES(2)                              0.25%
ACQUIRED FUND FEES AND EXPENSES(3)             0.01%
TOTAL ANNUAL FUND OPERATING EXPENSES           0.75%
EXPENSE REDUCTION(4)                          (0.01)%
NET ANNUAL FUND OPERATING EXPENSES             0.74%

     (1) Shareholders of the Fund will be subject to a redemption fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged within 30 days of their acquisition (by purchase or exchange). A new holding period begins the day following each acquisition of shares through purchase or exchange (other than as noted in the Fund's prospectus). The Fund has elected not to impose the redemption fee under certain circumstances as described in greater detail in the Fund's prospectus. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to the redemption fee. Shareholders will receive 60 days' notice of any material changes to the redemption fee, unless otherwise permitted by law.

     (2)  "Other Expenses" reflect an administrative fee of 0.25%.

     (3) The Subsidiary has entered into a separate contract with PIMCO for the management of the Subsidiary's portfolio pursuant to which the Subsidiary pays PIMCO a management fee and administration fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets.

     (4) PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Fund in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Subsidiary (as described in footnote 3 above). This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.

     EXAMPLE: The example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the example shows what your costs would be based on these assumptions.

                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
   COMMODITYREALRETURN
     STRATEGY FUND(R),
     INSTITUTIONAL CLASS          $76      $237        $411       $918


PIMCO COMMODITYREALRETURN STRATEGY FUND(R) o INSTITUTIONAL CLASS SHARES

WHO IS THE FUND'S INVESTMENT ADVISER?

     Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Global Investors of America L.P., serves as investment adviser to the Fund and the Subsidiary. PIMCO is an investment management company founded in 1971, and had over $720 billion in assets under management as of September 30, 2007. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

     The Fund's portfolio is managed by John Brynjolfsson. Mr. Brynjolfsson is a Managing Director of PIMCO. He joined PIMCO as a Portfolio Manager in 1989, and has managed fixed income accounts for various institutional clients and funds since 1992. He has managed the CommodityRealReturn Strategy Fund(R) since its inception in June 2002.

HOW DO I BUY FUND SHARES?

     The minimum initial investment for shares of the Fund is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. PIMCO Funds or the Fund's distributor may waive the minimum initial investment for other categories of investors at their discretion. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105, communicating the purchase to PIMCO Funds prior to market close and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648, faxing instructions to 1-816-421-2861, or emailing instructions to pimcoteam@bfdsmidwest.com, and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

     You may sell (redeem) all or part of your Fund shares on any business day. Depending on the elections made on the Client Registration Application, you may sell by:

o    Sending a written request by mail to PIMCO Funds at the address above.

o Calling us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o    Sending a fax to our Shareholder Services department at 1-816-421-2861.

o    Sending an email to pimcoteam@bfdsmidwest.com.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

     The Fund pays dividends to shareholders quarterly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the distributions paid to them. Investors should carefully consider the possible tax consequences from investing in the Fund. Periodic adjustments for inflation to the principal value of inflation-indexed bonds held by the Fund may give rise to original issue discount, which would be included in the Fund's gross income. Accordingly, the Fund may be required to make annual distributions to shareholders in excess of the cash received by the Fund. Also, if the principal value of an inflation-indexed bond is adjusted downward, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

     Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

     The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund or any fund of the Allianz Funds.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Website at www.pimco.com.

PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-816-421-2861
PIMCO Infolink Audio Response Network:
1-800-987-4626
Website: www.pimco.com

PIMCO COMMODITYREALRETURN STRATEGY FUND(R) o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE

                                                PIMCO Emerging Markets Bond Fund
                                                      Institutional Class Shares
                                                               November 15, 2007

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Website at www.pimco.com, or by contacting your financial intermediary.

PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

     The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed income instruments of issuers that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Such instruments may be denominated in non-U.S. currencies and the U.S. dollar. PIMCO generally considers an instrument to be economically tied to an emerging market country if the issuer or guarantor is a government of an emerging market country (or any political subdivision, agency, authority or instrumentality of such government), if the issuer or guarantor is organized under the laws of an emerging market country, or if the currency of settlement of the security is a currency of an emerging market country. With respect to derivative instruments, PIMCO generally considers such instruments to be economically tied to emerging market countries if the underlying assets are currencies of emerging market countries (or baskets or indexes of such currencies), or instruments or securities that are issued or guaranteed by governments of emerging market countries or by entities organized under the laws of emerging market countries. The average portfolio duration of this Fund varies based on PIMCO's forecast for interest rates and, under normal market conditions, is not expected to exceed eight years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

     PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security or a currency of an emerging market country, such as a derivative instrument, rather than investing directly in emerging market securities or currencies.

     The Fund may invest all of its assets in high yield securities ("junk bonds") subject to a maximum of 15% of its total assets in securities rated below B by Moody's Investors Service, Inc., or equivalently rated by Standard & Poor's Ratings Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

     The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648 or by visiting our Website at www.pimco.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

     The Fund may invest in variable and floating rate securities, which generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. The Fund may also invest in inverse floating rate securities, which may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund's shares.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o HIGH YIELD RISK: The Fund may invest in junk bonds, and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (see Liquidity Risk, below).

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o MORTGAGE-RELATED AND OTHER ASSET-BACKED RISK: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage- related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Fund's investments, if any, in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

o FOREIGN (NON-U.S.) INVESTMENT RISK: When the Fund invests in foreign (non-U.S.) securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

o EMERGING MARKETS RISK: Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities that are economically tied to countries with developing economies.

PIMCO EMERGING MARKETS BOND FUND o INSTITUTIONAL CLASS SHARES

     These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

o CURRENCY RISK: When the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o ISSUER NON-DIVERSIFICATION RISK: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the Fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified fund might be.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

o SHORT SALE RISK: The Fund's short sales, if any, are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

HOW HAS THE FUND PERFORMED?

     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance is no guarantee of future results.

CALENDAR YEAR TOTAL RETURNS
Bar Chart:
1998                 -11.76%
1999                  26.58%
2000                  14.59%
2001                  28.17%
2002                  12.83%
2003                  32.54%
2004                  12.23%
2005                  11.73%
2006                   9.77%

     During the period shown in the bar chart, the highest quarterly return was 17.02% (4th Quarter 2002) and the lowest quarterly return was -21.05% (3rd Quarter 1998). As of September 30, 2007, the Fund's year-to-date return was 4.15%.

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended September 30, 2007

                                        1 YEAR      5 YEAR       10 YEAR
EMERGING MARKETS BOND FUND,
   INSTITUTIONAL CLASS, BEFORE TAXES    8.36%       17.33%       12.90%
EMERGING MARKETS BOND FUND,
   INSTITUTIONAL CLASS, AFTER TAXES
   ON DISTRIBUTIONS(1)                  5.10%       13.42%        8.41%
EMERGING MARKETS BOND FUND,
   INSTITUTIONAL CLASS, AFTER TAXES
   ON DISTRIBUTIONS AND SALE OF
   FUND SHARES(1)                       5.94%       12.78%        8.24%
JPMORGAN EMERGING MARKETS
   BOND INDEX GLOBAL(2)                 7.51%       14.76%        9.30%
LIPPER EMERGING MARKET DEBT
   FUND AVERAGE(3)                      9.10%       16.33%        9.67%

     (1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

     (2) The JPMorgan Emerging Markets Bond Index Global is an unmanaged index which tracks the total return of U.S.-dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds, and local market instruments. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

     (3) The Lipper Emerging Market Debt Fund Average is a total return performance average of funds tracked by Lipper, Inc. that seek either current income or total return by investing at least 65% of total assets in emerging market debt securities, where "emerging market" is defined by a country's GNP per capita or other economic measures. It does not reflect deductions for fees, expenses or taxes.

WHAT ARE THE FUND'S FEES AND EXPENSES?

     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
REDEMPTION FEE(1)                                2.00%
    ANNUAL FUND OPERATING EXPENSES
    (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)
ADVISORY FEE                                     0.45%
DISTRIBUTION AND/OR SERVICE (12B-1) FEES         NONE
OTHER EXPENSES(2)                                0.40%
TOTAL ANNUAL FUND OPERATING EXPENSES             0.85%

     (1) Shareholders of the Fund will be subject to a redemption fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged within 30 days of their acquisition (by purchase or exchange). A new holding period begins the day following each acquisition of shares through purchase or exchange (other than as noted in the Fund's prospectus). The Fund has elected not to impose the redemption fee under certain circumstances as described in greater detail in the Fund's prospectus. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to the redemption fee. Shareholders will receive 60 days' notice of any material changes to the redemption fee, unless otherwise permitted by law.

     (2) "Other Expenses" reflect an administrative fee of 0.40%.

     EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing inother mutual funds. The Example assumes that you invest


                                                             (Continued on back)

                   PIMCO EMERGING MARKETS BOND FUND o INSTITUTIONAL CLASS SHARES

     $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
   EMERGING MARKETS
     BOND FUND,
     INSTITUTIONAL CLASS       $87      $271       $471       $1,049

WHO IS THE FUND'S INVESTMENT ADVISER?

     Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Global Investors of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $720 billion in assets under management as of September 30, 2007. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

     The Fund's portfolio is managed by Michael Gomez. Mr. Gomez is an Executive Vice President of PIMCO. He has been a member of the emerging markets team since joining PIMCO in 2003. Prior to joining PIMCO, Mr. Gomez was associated with Goldman Sachs where he was responsible for proprietary trading of bonds issued by Latin American countries. Mr. Gomez joined Goldman Sachs in July 1999. He has managed the Emerging Markets Bond Fund since October 2005.

HOW DO I BUY FUND SHARES?

     The minimum initial investment for shares of the Fund is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. PIMCO Funds or the Fund's distributor may waive the minimum initial investment for other categories of investors at their discretion. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105, communicating the purchase to PIMCO Funds prior to market close and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648, faxing instructions to 1-816-421-2861, or emailing instructions to pimcoteam@bfdsmidwest.com, and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

     You may sell (redeem) all or part of your Fund shares on any business day. Depending on the elections made on the Client Registration Application, you may sell by:

o    Sending a written request by mail to PIMCO Funds at the address above.

o Calling us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o    Sending a fax to our Shareholder Services department at 1-816-421-2861.

o    Sending an email to pimcoteam@bfdsmidwest.com.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

     The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the distributions paid to them.

     Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

     The Fund and PIMCO's Shareholder Services offer several programs to investors:

     o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund or any fund of the Allianz Funds.

     o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

     o Information about PIMCO Funds can be obtained on PIMCO's Institutional Website at www.pimco.com.

PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-816-421-2861
PIMCO Infolink Audio Response Network:
1-800-987-4626
Website: www.pimco.com

PIMCO EMERGING MARKETS BOND FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE

                                    PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)
                                                      Institutional Class Shares
                                                               November 15, 2007

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Website at www.pimco.com, or by contacting your financial intermediary.


                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

     The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

     PIMCO selects the Fund's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the JPMorgan Government Bond Indices Global ex-Us Index Hedged in USD, which as of June 30, 2007 was 6.46 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

     The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc., or equivalently rated by Standard &Poor's Ratings Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. To the extent the Fund invests a significant portion of its assets in a concentrated geographical area, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

     The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648 or by visiting our Website at www.pimco.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations. The Fund may invest in variable and floating rate securities, which generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. The Fund may also invest in inverse floating rate securities, which may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund's shares.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o HIGH YIELD RISK: The Fund may invest in junk bonds, and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (see Liquidity Risk, below).

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o MORTGAGE-RELATED AND OTHER ASSET-BACKED RISK: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities

PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED) o INSTITUTIONAL CLASS SHARES are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Fund's investments, if any, in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

o FOREIGN (NON-U.S.) INVESTMENT RISK: When the Fund invests in foreign (non-U.S.) securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

o EMERGING MARKETS RISK: Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities that are economically tied to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

o CURRENCY RISK: When the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o ISSUER NON-DIVERSIFICATION RISK: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the Fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified fund might be.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

o SHORT SALE RISK: The Fund's short sales, if any, are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short derivative position thorough a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

HOW HAS THE FUND PERFORMED?

     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

CALENDAR YEAR TOTAL RETURNS
Bar Chart:
1997                   9.60%
1998                  10.03%
1999                   1.56%
2000                   9.86%
2001                   8.96%
2002                   7.67%
2003                   3.56%
2004                   6.65%
2005                   5.72%
2006                   2.94%

     During the period shown in the bar chart, the highest quarterly return was 4.00% (3rd Quarter 2001) and the lowest quarterly return was -1.50% (2nd Quarter 1999). As of September 30, 2007, the Fund's year-to-date performance was 1.68%.

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended September 30, 2007

                                       1 YEAR      5 YEAR     10 YEAR
FOREIGN BOND FUND
   (U.S. DOLLAR-HEDGED),
   INSTITUTIONAL CLASS,
   BEFORE TAXES                         2.12%       4.68%       5.99%
FOREIGN BOND FUND
   (U.S. DOLLAR-HEDGED),
   INSTITUTIONAL CLASS,
   AFTER TAXES ON
   DISTRIBUTIONS(1)                     0.37%       2.74%       3.47%
FOREIGN BOND FUND
   (U.S. DOLLAR-HEDGED),
   INSTITUTIONAL CLASS,
   AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES(1)           1.53%       2.90%       3.57%
JPMORGAN GOVERNMENT BOND
   INDICES GLOBAL EX-US INDEX
   HEDGED IN USD(2)                     3.54%       4.08%       5.85%
LIPPER INTERNATIONAL INCOME
   FUND AVERAGE(3)                      7.52%       6.92%       5.35%

     (1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

     (2) The JPMorgan Government Bond Indices Global ex-US Index Hedged in USD in an unmanaged index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

     (3) The Lipper International Income Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. It does not reflect deductions for fees, expenses or taxes.


                                                             (Continued on back)

PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED) o INSTITUTIONAL CLASS SHARES

WHAT ARE THE FUND'S FEES AND EXPENSES?

     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
REDEMPTION FEE(1)                              2.00%
    ANNUAL FUND OPERATING EXPENSES
    (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)
ADVISORY FEE                                   0.25%
DISTRIBUTION AND/OR SERVICE (12B-1) FEES       NONE
OTHER EXPENSES(2)                              0.25%
TOTAL ANNUAL FUND OPERATING EXPENSES           0.50%

     (1) Shareholders of the Fund will be subject to a redemption fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged within 30 days of their acquisition (by purchase or exchange). A new holding period begins the day following each acquisition of shares through purchase or exchange (other than as noted in the Fund's prospectus). The Fund has elected not to impose the redemption fee under certain circumstances as described in greater detail in the Fund's prospectus. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to the redemption fee. Shareholders will receive 60 days' notice of any material changes to the redemption fee, unless otherwise permitted by law.

     (2) "Other Expenses" reflect an administrative fee of 0.25%.

     EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
   FOREIGN BOND FUND,
   (U.S. DOLLAR-HEDGED)
     INSTITUTIONAL CLASS          $51      $160        $280      $628

WHO IS THE FUND'S INVESTMENT ADVISER?

     Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Global Investors of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $720 billion in assets under management as of September 30, 2007. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

     The Fund's portfolio is managed by Sudi Mariappa. Mr. Mariappa is a Managing Director of PIMCO. He joined PIMCO in 2000 as a Portfolio Manager. Prior to joining PIMCO, he served as a Managing Director with Merrill Lynch from 1999-2000. Prior to that, he was associated with Sumitomo Finance International as an Executive Director in 1998, and with Long-Term Capital Management as a strategist from 1995-1998. He has managed the Foreign Bond Fund (U.S. Dollar-Hedged) since November 2000.

HOW DO I BUY FUND SHARES?

     The minimum initial investment for shares of the Fund is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. PIMCO Funds or the Fund's distributor may waive the minimum initial investment for other categories of investors at their discretion. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105, communicating the purchase to PIMCO Funds prior to market close and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648, faxing instructions to 1-816-421-2861, or emailing instructions to pimcoteam@bfdsmidwest.com, and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

     You may sell (redeem) all or part of your Fund shares on any business day. Depending on the elections made on the Client Registration Application, you may sell by:

o    Sending a written request by mail to PIMCO Funds at the address above.

o Calling us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o    Sending a fax to our Shareholder Services department at 1-816-421-2861.

o    Sending an email to pimcoteam@bfdsmidwest.com.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

     The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the distributions paid to them. Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

     The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund or any fund of the Allianz Funds.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Website at www.pimco.com.

PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-816-421-2861
PIMCO Infolink Audio Response Network:
1-800-987-4626
Website: www.pimco.com

PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED) o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE

                                                           PIMCO High Yield Fund
                                                      Institutional Class Shares
                                                               November 15, 2007

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Website at www.pimco.com, or by contacting your financial intermediary.


                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

 WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

     The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds"), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard &Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody's, or equivalently rated by S&P or Fitch, or if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund's assets may be invested in investment grade fixed income instruments. The average portfolio duration of this Fund normally varies from two to six years based on PIMCO's forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

     The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648 or by visiting our Website at www.pimco.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

     The Fund may invest in variable and floating rate securities, which generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. The Fund may also invest in inverse floating rate securities, which may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund's shares.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o HIGH YIELD RISK: The Fund may invest in junk bonds, and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (see Liquidity Risk, below).

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o MORTGAGE-RELATED AND OTHER ASSET-BACKED RISK: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Fund's investments, if any, in other


PIMCO HIGH YIELD FUND o INSTITUTIONAL CLASS SHARES asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

o FOREIGN (NON-U.S.) INVESTMENT RISK: When the Fund invests in foreign (non-U.S.) securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

o EMERGING MARKETS RISK: Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities that are economically tied to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

o CURRENCY RISK: When the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

o SHORT SALE RISK: The Fund's short sales, if any, are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short derivative position thorough a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

HOW HAS THE FUND PERFORMED?

     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

CALENDAR YEAR TOTAL RETURNS
Bar Chart:
1997                  13.21%
1998                   6.54%
1999                   2.82%
2000                  -0.44%
2001                   4.99%
2002                  -0.85%
2003                  23.70%
2004                   9.45%
2005                   4.63%
2006                   9.44%

     During the period shown in the bar chart, the highest quarterly return was 8.83% (4th Quarter 2002) and the lowest quarterly return was -4.92% (2nd Quarter 2002). As of September 30, 2007, the Fund's year-to-date performance was 3.41%.

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended September 30, 2007
                                   1 YEAR      5 YEAR        10 YEAR
HIGH YIELD FUND, INSTITUTIONAL
   CLASS, BEFORE TAXES             7.26%       11.77%         6.40%
HIGH YIELD FUND, INSTITUTIONAL
   CLASS, AFTER TAXES
   ON DISTRIBUTIONS(1)             4.59%        8.94%         3.27%
HIGH YIELD FUND, INSTITUTIONAL
   CLASS, AFTER TAXES ON
   DISTRIBUTIONS AND SALE
   OF FUND SHARES(1)               4.68%        8.48%         3.47%
MERRILL LYNCH US HIGH
   YIELD BB-B RATED
   CONSTRAINED INDEX(2)            7.41%       10.88%         5.84%
LIPPER HIGH CURRENT
   YIELD FUND AVERAGE(3)           7.03%       11.10%         4.31%

     (1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

     (2) The Merrill Lynch U.S. High Yield BB-B Rated Constrained Index tracks the performance of BB-B Rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

     (3) The Lipper High Current Yield Fund Average is a total return performance average of funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. It does not reflect deductions for fees, expenses or taxes.

                                                             (Continued on back)

                              PIMCO HIGH YIELD FUND o INSTITUTIONAL CLASS SHARES

WHAT ARE THE FUND'S FEES AND EXPENSES?

     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
REDEMPTION FEE(1)                             2.00%
   ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)
ADVISORY FEE                                  0.25%
DISTRIBUTION AND/OR SERVICE (12B-1) FEES      NONE
OTHER EXPENSES(2)                             0.25%
TOTAL ANNUAL FUND OPERATING EXPENSES          0.50%

     (1) Shareholders of the Fund will be subject to a redemption fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged within 30 days of their acquisition (by purchase or exchange). A new holding period begins the day following each acquisition of shares through purchase or exchange (other than as noted in the Fund's prospectus). The Fund has elected not to impose the redemption fee under certain circumstances as described in greater detail in the Fund's prospectus. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to the redemption fee. Shareholders will receive 60 days' notice of any material changes to the redemption fee, unless otherwise permitted by law.

     (2) "Other Expenses" reflect an administrative fee of 0.25%.

     EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
   HIGH YIELD FUND,
     INSTITUTIONAL CLASS        $51       $160        $280      $628

WHO IS THE FUND'S INVESTMENT ADVISER?

     Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Global Investors of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $720 billion in assets under management as of September 30, 2007. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

     The Fund's portfolio is managed by Mark T. Hudoff. Mr. Hudoff is an Executive Vice President of PIMCO. He joined PIMCO as a Senior Credit Analyst in 1996, and has managed fixed income accounts for various institutional clients since that time. He has managed the High Yield Fund since April 2007.

HOW DO I BUY FUND SHARES?

     The minimum initial investment for shares of the Fund is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. PIMCO Funds or the Fund's distributor may waive the minimum initial investment for other categories of investors at their discretion. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105, communicating the purchase to PIMCO Funds prior to market closeand wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648, faxing instructions to 1-816-421-2861, or emailing instructions to pimcoteam@bfdsmidwest.com, and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

     You may sell (redeem) all or part of your Fund shares on any business day. Depending on the elections made on the Client Registration Application, you may sell by:

o    Sending a written request by mail to PIMCO Funds at the address above.

o Calling us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o    Sending a fax to our Shareholder Services department at 1-816-421-2861.

o    Sending an email to pimcoteam@bfdsmidwest.com.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

     The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the distributions paid to them.

     Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

     The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund or any fund of the Allianz Funds.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Website at www.pimco.com.

PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-816-421-2861
PIMCO Infolink Audio Response Network:
1-800-987-4626
Website: www.pimco.com

PIMCO HIGH YIELD FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE

                                                         PIMCO Low Duration Fund
                                                      Institutional Class Shares
                                                               November 15, 2007

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Website at www.pimco.com, or by contacting your financial intermediary.


                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

     The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Fund normally varies from one to three years based on PIMCO's forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

     The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc., or equivalently rated by Standard &Poor's Ratings Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

     The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648 or by visiting our Website at www.pimco.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations. The Fund may invest in variable and floating rate securities, which generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. The Fund may also invest in inverse floating rate securities, which may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund's shares.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o HIGH YIELD RISK: The Fund may invest in junk bonds, and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (see Liquidity Risk, below).

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o MORTGAGE-RELATED AND OTHER ASSET-BACKED RISK: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner

PIMCO LOW DURATION FUND o INSTITUTIONAL CLASS SHARES than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Fund's investments, if any, in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

o FOREIGN (NON-U.S.) INVESTMENT RISK: When the Fund invests in foreign (non-U.S.) securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

o CURRENCY RISK: When the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

o SHORT SALE RISK: The Fund's short sales, if any, are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short derivative position thorough a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

HOW HAS THE FUND PERFORMED?

     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

CALENDAR YEAR TOTAL RETURNS
Bar Chart:
1997                   8.24%
1998                   7.16%
1999                   2.97%
2000                   7.70%
2001                   8.00%
2002                   7.66%
2003                   2.97%
2004                   2.39%
2005                   1.55%
2006                   3.75%

     During the period shown in the bar chart, the highest quarterly return was 3.35% (3rd Quarter 2001) and the lowest quarterly return was -0.65% (2nd Quarter 2004). As of September 30, 2007, the Fund's year-to-date return was 5.08%.

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended September 30, 2007
                                1 YEAR     5 YEAR      10 YEAR
LOW DURATION FUND,
   INSTITUTIONAL CLASS,
   BEFORE TAXES                  5.94%      3.56%       5.08%
LOW DURATION FUND,
   INSTITUTIONAL CLASS,
   AFTER TAXES ON
   DISTRIBUTIONS(1)              4.16%      2.12%       3.09%
LOW DURATION FUND,
   INSTITUTIONAL CLASS,
   AFTER TAXES ON
   DISTRIBUTIONS AND
   SALE OF FUND SHARES(1)        3.82%      2.19%       3.11%
MERRILL LYNCH 1-3 YEAR
   TREASURY INDEX(2)             5.80%      2.82%       4.68%
LIPPER SHORT INVESTMENT
   GRADE DEBT FUND AVERAGE(3)    4.22%      2.86%       4.26%

     (1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

     (2) The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that tracks the performance of the direct Sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

     (3) The Lipper Short Investment Grade Debt Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. It does not reflect deductions for fees, expenses or taxes.


                                                             (Continued on back)

                            PIMCO LOW DURATION FUND o INSTITUTIONAL CLASS SHARES

WHAT ARE THE FUND'S FEES AND EXPENSES?

     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
NONE
   ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)
ADVISORY FEE                                  0.25%
DISTRIBUTION AND/OR SERVICE (12B-1) FEES      NONE
OTHER EXPENSES(1)                             0.18%
TOTAL ANNUAL FUND OPERATING EXPENSES          0.43%

     (1) "Other Expenses" reflect an administrative fee of 0.18%.

     EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
   LOW DURATION FUND,
     INSTITUTIONAL CLASS          $44       $138       $241      $542

WHO IS THE FUND'S INVESTMENT ADVISER?

     Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Global Investors of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $720 billion in assets under management as of September 30, 2007. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

     The Fund's portfolio is managed by William H. Gross. Mr. Gross is a Managing Director, Chief Investment Officer and a founding partner of PIMCO and he has managed fixed income accounts for various institutional clients and funds for over 37 years. He has managed the Low Duration Fund since its inception in May 1987.

HOW DO I BUY FUND SHARES?

     The minimum initial investment for shares of the Fund is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. PIMCO Funds or the Fund's distributor may waive the minimum initial investment for other categories of investors at their discretion. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105, communicating the purchase to PIMCO Funds prior to market close and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648, faxing instructions to 1-816-421-2861, or emailing instructions to pimcoteam@bfdsmidwest.com, and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

     You may sell (redeem) all or part of your Fund shares on any business day. Depending on the elections made on the Client Registration Application, you may sell by:

o    Sending a written request by mail to PIMCO Funds at the address above.

o Calling us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o    Sending a fax to our Shareholder Services department at 1-816-421-2861.

o    Sending an email to pimcoteam@bfdsmidwest.com.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

     The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the distributions paid to them.

     Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

     The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund or any fund of the Allianz Funds.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Website at www.pimco.com.

PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-816-421-2861
PIMCO Infolink Audio Response Network:
1-800-987-4626
Website: www.pimco.com

PIMCO LOW DURATION FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE

                                                    PIMCO Real Return Asset Fund
                                                      Institutional Class Shares
                                                               November 15, 2007

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Website at www.pimco.com, or by contacting your financial intermediary.


                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund seeks maximum real return, consistent with prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

     The Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return"equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

     Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Effective duration takes into account that for certain bonds expected cash flows will fluctuate as interest rates change and is defined in nominal yield terms, which is market convention for most bond investors and managers. Durations for real return bonds, which are based on real yields, are converted to nominal durations through a conversion factor, typically between 20% and 90% of the respective real duration. All security holdings will be measured in effective (nominal) duration terms. Similarly, the effective duration of the Lehman Brothers U.S. Treasury Inflation Notes 10+ Years Index will be calculated using the same conversion factors. The effective duration of this Fund normally varies within four years (plus or minus) of the effective duration of the Lehman Brothers U.S. Treasury Inflation Notes 10+ Years Index, which as of June 30, 2007 was 11.81 years.

     The Fund invests primarily in investment grade securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc., or equivalently rated by Standard & Poor's Ratings Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

     The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may gain exposure to the commodity markets by investing in commodity-linked derivatives. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648 or by visiting our Website at www.pimco.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

     The Fund may invest in variable and floating rate securities, which generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. The Fund may also invest in inverse floating rate securities, which may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund's shares.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o HIGH YIELD RISK: The Fund may invest in junk bonds, and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (see Liquidity Risk, below).

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o COMMODITY RISK: The Fund's investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commod-

PIMCO REAL RETURN ASSET FUND o INSTITUTIONAL CLASS SHARES ity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

o MORTGAGE-RELATED AND OTHER ASSET-BACKED RISK: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Fund's investments, if any, in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

o FOREIGN (NON-U.S.) INVESTMENT RISK: When the Fund invests in foreign (non-U.S.) securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

o EMERGING MARKETS RISK: Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities that are economically tied to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

o CURRENCY RISK: When the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o ISSUER NON-DIVERSIFICATION RISK: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the Fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified fund might be.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

o SHORT SALE RISK: The Fund's short sales, if any, are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short derivative position thorough a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

HOW HAS THE FUND PERFORMED?

     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

CALENDAR YEAR TOTAL RETURNS
Bar Chart:
2002                  23.37%
2003                  13.01%
2004                  12.94%
2005                   5.07%
2006                  -2.67%

     During the period shown in the bar chart, the highest quarterly return was 10.63% (3rd Quarter 2002) and the lowest quarterly return was -5.16% (2nd Quarter 2004). As of September 30, 2007, the Fund's year-to-date performance was 6.03%.

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended September 30, 2007
                                                                      SINCE
                                               1 YEAR     5 YEAR    INCEPTION4
REAL RETURN ASSET FUND,
   INSTITUTIONAL CLASS, BEFORE TAXES            3.35%      7.03%      8.49%
REAL RETURN ASSET FUND, INSTITUTIONAL
   CLASS, AFTER TAXES ON DISTRIBUTIONS(1)       1.70%      4.70%      6.23%
REAL RETURN ASSET FUND, INSTITUTIONAL
   CLASS, AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES(1)                   2.13%      4.67%      5.99%
LEHMAN BROTHERS U.S. TREASURY
   INFLATION NOTES: 10+ YEAR INDEX(2)           3.97%      6.78%      8.21%
LIPPER TREASURY INFLATION-PROTECTED
   SECURITIES FUND AVERAGE(3)                   3.97%      4.53%      5.38%

     (1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

     (2) The Lehman Brothers U.S. Treasury Inflation Notes: 10+ Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Linked Indexed securities with maturities of over 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

     (3) The Lipper Treasury Inflation-Protected Securities Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in inflation-indexed securities issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. It does not reflect deductions for fees, expenses or taxes.

     (4) The Fund began operations on 11/12/01. Index comparisons began on 10/31/01.

                                                             (Continued on back)

                       PIMCO REAL RETURN ASSET FUND o INSTITUTIONAL CLASS SHARES

WHAT ARE THE FUND'S FEES AND EXPENSES?

     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
REDEMPTION FEE(1)                              2.00%
    ANNUAL FUND OPERATING EXPENSES
    (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)
ADVISORY FEE                                   0.35%
DISTRIBUTION AND/OR SERVICE (12B-1) FEES       NONE
OTHER EXPENSES(2)                              0.25%
TOTAL ANNUAL FUND OPERATING EXPENSES           0.60%

     (1) Shareholders of the Fund will be subject to a redemption fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged within 30 days of their acquisition (by purchase or exchange). A new holding period begins the day following each acquisition of shares through purchase or exchange (other than as noted in the Fund's prospectus). The Fund has elected not to impose the redemption fee under certain circumstances as described in greater detail in the Fund's prospectus. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to the redemption fee. Shareholders will receive 60 days' notice of any material changes to the redemption fee, unless otherwise permitted by law.

     (2) "Other Expenses" reflect an administrative fee of 0.25%.

     EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
   REAL RETURN ASSET FUND,
     INSTITUTIONAL CLASS          $61      $192        $335      $750

WHO IS THE FUND'S INVESTMENT ADVISER?

     Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Global Investors of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $720 billion in assets under management as of September 30, 2007. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

     The Fund's portfolio is managed by John Brynjolfsson. Mr. Brynjolfsson is a Managing Director of PIMCO. He joined PIMCO as a Portfolio Manager in 1989, and has managed fixed income accounts for various institutional clients and funds since 1992. He has managed the Real Return Asset Fund since its inception in November 2001.

HOW DO I BUY FUND SHARES?

     The minimum initial investment for shares of the Fund is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. PIMCO Funds or the Fund's distributor may waive the minimum initial investment for other categories of investors at their discretion. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105, communicating the purchase to PIMCO Funds prior to market close and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648, faxing instructions to 1-816-421-2861, or emailing instructions to pimcoteam@bfdsmidwest.com, and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

     You may sell (redeem) all or part of your Fund shares on any business day. Depending on the elections made on the Client Registration Application, you may sell by:

o    Sending a written request by mail to PIMCO Funds at the address above.

o Calling us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o    Sending a fax to our Shareholder Services department at 1-816-421-2861.

o    Sending an email to pimcoteam@bfdsmidwest.com.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

     The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the distributions paid to them.

     Investors should carefully consider the possible tax consequences from investing in the Fund. Periodic adjustments for inflation to the principal value of inflation-indexed bonds held by the Fund may give rise to original issue discount, which would be included in the Fund's gross income. Accordingly, the Fund may be required to make annual distributions to shareholders in excess of the cash received by the Fund. Also, if the principal value of an inflation-indexed bond is adjusted downward, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital. Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

     The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund or any fund of the Allianz Funds.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Website at www.pimco.com.

PIMCO FUNDS
840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-816-421-2861
PIMCO Infolink Audio Response Network:
1-800-987-4626
Website: www.pimco.com

PIMCO REAL RETURN ASSET FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE

                                                          PIMCO Real Return Fund
                                                      Institutional Class Shares
                                                               November 15, 2007

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Website at www.pimco.com, or by contacting your financial intermediary.


                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

     The Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of fixed income instruments. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

     Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Effective duration takes into account that for certain bonds expected cash flows will fluctuate as interest rates change and is defined in nominal yield terms, which is market convention for most bond investors and managers. Durations for real return bonds, which are based on real yields, are converted to nominal durations through a conversion factor, typically between 20% and 90% of the respective real duration. All security holdings will be measured in effective (nominal) duration terms. Similarly, the effective duration of the Lehman Brothers U.S. TIPS Index will be calculated using the same conversion factors. The effective duration of this Fund normally varies within three years (plus or minus) of the effective duration of the Lehman Brothers U.S. TIPS Index, which as of June 30, 2007 was 6.37 years.

     The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc., or equivalently rated by Standard &Poor's Ratings Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648 or by visiting our Website at www.pimco.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

     The Fund may invest in variable and floating rate securities, which generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. The Fund may also invest in inverse floating rate securities, which may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund's shares.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o HIGH YIELD RISK: The Fund may invest in junk bonds, and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (see Liquidity Risk, below).

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o MORTGAGE-RELATED AND OTHER ASSET-BACKED RISK: The Fund may invest in a variety of mortgage-related and other asset-

PIMCO REAL RETURN FUND o INSTITUTIONAL CLASS SHARES backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Fund's investments, if any, in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

o FOREIGN (NON-U.S.) INVESTMENT RISK: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

o EMERGING MARKETS RISK: Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities that are economically tied to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

o CURRENCY RISK: When the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o ISSUER NON-DIVERSIFICATION RISK: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the Fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified fund might be.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

o SHORT SALE RISK: The Fund's short sales, if any, are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short derivative position thorough a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

HOW HAS THE FUND PERFORMED?

     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

CALENDAR YEAR TOTAL RETURNS
Bar Chart:
1998                   5.21%
1999                   5.72%
2000                  13.48%
2001                   8.70%
2002                  17.06%
2003                   8.50%
2004                   9.19%
2005                   2.64%
2006                   0.28%

     During the period shown in the bar chart, the highest quarterly return was 7.71% (3rd Quarter 2002) and the lowest quarterly return was -2.96% (2nd Quarter 2004). As of September 30, 2007, the Fund's year-to-date return was 6.04%.

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended September 30, 2007
                                        1 YEAR     5 YEAR      10 YEAR
REAL RETURN FUND, INSTITUTIONAL
   CLASS, BEFORE TAXES                  4.41%       5.47%       7.72%
REAL RETURN FUND, INSTITUTIONAL
   CLASS, AFTER TAXES
   ON DISTRIBUTIONS(1)                  2.65%       3.31%       5.22%
REAL RETURN FUND, INSTITUTIONAL
   CLASS, AFTER TAXES ON
   DISTRIBUTIONS AND SALE OF
   FUND SHARES(1)                       2.83%       3.46%       5.12%
LEHMAN BROTHERS
   U.S. TIPS INDEX(2)                   4.97%       5.36%       7.06%
LIPPER TREASURY INFLATION-PROTECTED
   SECURITIES FUND AVERAGE(3)           3.97%       4.53%       6.17%

     (1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

     (2) The Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represent returns of the Lehman Inflation Notes Index. It is not possible to invest directly in the index. The index does not reflect deduction for fees, expenses or taxes.

     (3) The Lipper Treasury Inflation-Protected Securities Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in inflation-indexed fixed income securities issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. It does not reflect deductions for fees, expenses or taxes.

                                                             (Continued on back)

                             PIMCO REAL RETURN FUND o INSTITUTIONAL CLASS SHARES

WHAT ARE THE FUND'S FEES AND EXPENSES?

     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
NONE
    ANNUAL FUND OPERATING EXPENSES
    (expenses that are deducted from Fund assets, shown as a
    percentage of average daily net assets)
ADVISORY FEE                                   0.25%
DISTRIBUTION AND/OR SERVICE (12B-1) FEES       NONE
OTHER EXPENSES(1)                              0.20%
TOTAL ANNUAL FUND OPERATING EXPENSES           0.45%

     (1) "Other Expenses" reflect an administrative fee of 0.20%.

     EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                                1 YEAR    3 YEARS    5 YEARS   10 YEARS
   REAL RETURN FUND,
     INSTITUTIONAL CLASS          $46      $144        $252      $567

WHO IS THE FUND'S INVESTMENT ADVISER?

     Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Global Investors of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $720 billion in assets under management as of September 30, 2007. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

     The Fund's portfolio is managed by John Brynjolfsson. Mr. Brynjolfsson is a Managing Director of PIMCO. He joined PIMCO as a Portfolio Manager in 1989, and has managed fixed income accounts for various institutional clients and funds since 1992. He has managed the Real Return Fund since its inception in January 1997.

HOW DO I BUY FUND SHARES?

     The minimum initial investment for shares of the Fund is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. PIMCO Funds or the Fund's distributor may waive the minimum initial investment for other categories of investors at their discretion. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105, communicating the purchase to PIMCO Funds prior to market close and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648, faxing instructions to 1-816-421-2861, or emailing instructions to pimcoteam@bfdsmidwest.com, and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

     You may sell (redeem) all or part of your Fund shares on any business day. Depending on the elections made on the Client Registration Application, you may sell by:

o    Sending a written request by mail to PIMCO Funds at the address above.

o Calling us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o    Sending a fax to our Shareholder Services department at 1-816-421-2861.

o    Sending an email to pimcoteam@bfdsmidwest.com.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

     The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the distributions paid to them.

     Investors should carefully consider the possible tax consequences from investing in the Fund. Periodic adjustments for inflation to the principal value of inflation-indexed bonds held by the Fund may give rise to original issue discount, which would be included in the Fund's gross income. Accordingly, the Fund may be required to make annual distributions to shareholders in excess of the cash received by the Fund. Also, if the principal value of an inflation-indexed bond is adjusted downward, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital. Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

     The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund or any fund of the Allianz Funds.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Website at www.pimco.com.

PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-816-421-2861
PIMCO Infolink Audio Response Network:
1-800-987-4626
Website: www.pimco.com

PIMCO REAL RETURN FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE

                                                        PIMCO StocksPLUS(R) Fund
                                                      Institutional Class Shares
                                                               November 15, 2007

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Website at www.pimco.com, or by contacting your financial intermediary.

                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund seeks total return which exceeds that of the S&P 500.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

     The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed income instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the fixed income instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which is normally not expected to exceed one year. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

     The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

     Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in a "basket" of S&P 500 stocks. The Fund also may invest in exchange traded funds based on the S&P 500, such as Standard & Poor's Depositary Receipts.

     Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc., or equivalently rated by Standard &Poor's Ratings Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648 or by visiting our Website at www.pimco.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations. The Fund may invest in variable and floating rate securities, which generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. The Fund may also invest in inverse floating rate securities, which may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund's shares.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o HIGH YIELD RISK: The Fund may invest in junk bonds, and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (see Liquidity Risk, below).

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries. Equity securities generally have greater price volatility than fixed income securities. Under certain conditions, generally in a market where the value of both S&P 500 derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses than would be the case if it invested directly in a portfolio of S&P 500 stocks.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o EQUITY RISK: The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.


PIMCO STOCKSPLUS(R) FUND o INSTITUTIONAL CLASS SHARES

o MORTGAGE-RELATED AND OTHER ASSET-BACKED RISK: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Fund's investments, if any, in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

o FOREIGN (NON-U.S.) INVESTMENT RISK: When the Fund invests in foreign (non-U.S.) securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

o EMERGING MARKETS RISK: Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities that are economically tied to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

o CURRENCY RISK: When the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

o SHORT SALE RISK: The Fund's short sales, if any, are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

HOW HAS THE FUND PERFORMED?

     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

CALENDAR YEAR TOTAL RETURNS
Bar Chart:
1997                  32.85%
1998                  28.33%
1999                  20.13%
2000                  -8.22%
2001                 -11.47%
2002                 -19.88%
2003                  29.63%
2004                  10.46%
2005                   3.22%
2006                  14.72%

     During the period shown in the bar chart, the highest quarterly return was 21.45% (4th Quarter 1998) and the lowest quarterly return was -16.70% (3rd Quarter 2002). As of September 30, 2007, the Fund's year-to-date return was 9.61%.

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended September 30, 2007

                                       1 YEAR        5 YEAR       10 YEAR
STOCKSPLUS(R) FUND,
   INSTITUTIONAL CLASS,
   BEFORE TAXES                         16.72%       15.27%        6.71%
STOCKSPLUS(R) FUND,
   INSTITUTIONAL CLASS,
   AFTER TAXES ON DISTRIBUTIONS(1)      14.76%       13.36%        3.78%
STOCKSPLUS(R) FUND,
   INSTITUTIONAL CLASS,
   AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES(1)           10.82%       12.17%        3.99%
S&P 500 INDEX(2)                        16.44%       15.45%        6.57%
LIPPER LARGE-CAP CORE
   FUND AVERAGE(3)                      15.94%       13.90%        5.55%

     (1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

     (2) The S&P 500 Stock Price Index is an unmanaged market index generally considered representative of the stock market as a whole. The index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

     (3) The Lipper Large-Cap Core Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 index. It does not reflect deductions for fees, expenses or taxes.


                                                             (Continued on back)

                           PIMCO STOCKSPLUS(R) FUND o INSTITUTIONAL CLASS SHARES

WHAT ARE THE FUND'S FEES AND EXPENSES?

   These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
REDEMPTION FEE(1)                              2.00%
    ANNUAL FUND OPERATING EXPENSES
    (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)
ADVISORY FEE(2)                                0.25%
DISTRIBUTION AND/OR SERVICE (12B-1) FEES       NONE
OTHER EXPENSES(3)                              0.25%
TOTAL ANNUAL FUND OPERATING EXPENSES           0.50%

     (1) Shareholders of the Fund will be subject to a redemption fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged within 7 days of their acquisition (by purchase or exchange). A new holding period begins the day following each acquisition of shares through purchase or exchange (other than as noted in the Fund's prospectus). The Fund has elected not to impose the redemption fee under certain circumstances as described in greater detail in the Fund's prospectus. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to the redemption fee. Shareholders will receive 60 days' notice of any material changes to the redemption fee, unless otherwise permitted by law.

     (2) Effective October 1, 2007, the Fund's advisory fee was reduced by 0.05% to 0.25% per annum.

     (3) "Other Expenses" reflect an administrative fee of 0.25%.

     EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
   STOCKSPLUS(R) FUND,
     INSTITUTIONAL CLASS          $51      $160        $280       $628

WHO IS THE FUND'S INVESTMENT ADVISER?

     Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Global Investors of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $720 billion in assets under management as of September 30, 2007. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

     The Fund's portfolio is managed by William H. Gross. Mr. Gross is a Managing Director, Chief Investment Officer and a founding partner of PIMCO and he has managed fixed income accounts for various institutional clients and funds for over 37 years. He has managed the StocksPLUS(R) Fund since January, 1998.

HOW DO I BUY FUND SHARES?

     The minimum initial investment for shares of the Fund is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. PIMCO Funds or the Fund's distributor may waive the minimum initial investment for other categories of investors at their discretion. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105, communicating the purchase to PIMCO Funds prior to market close and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648, faxing instructions to 1-816-421-2861, or emailing instructions to pimcoteam@bfdsmidwest.com, and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

     You may sell (redeem) all or part of your Fund shares on any business day. Depending on the elections made on the Client Registration Application, you may sell by:

o    Sending a written request by mail to PIMCO Funds at the address above.

o Calling us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o    Sending a fax to our Shareholder Services department at 1-816-421-2861.

o    Sending an email to pimcoteam@bfdsmidwest.com.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

     The Fund pays dividends to shareholders quarterly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the distributions paid to them.

     Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

     The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund or any fund of the Allianz Funds.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Website at www.pimco.com.

PIMCO FUNDS
840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-816-421-2861
PIMCO Infolink Audio Response Network:
1-800-987-4626
Website: www.pimco.com

PIMCO STOCKSPLUS(R) FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE

                                                             PIMCO StocksPLUS(R)
                                                               Total Return Fund
                                                      Institutional Class Shares
                                                               November 15, 2007

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Website at www.pimco.com, or by contacting your financial intermediary.


                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund seeks total return which exceeds that of the S&P 500.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

     The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed income instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in fixed income instruments. PIMCO actively manages the fixed income instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from a one year minimum duration to a maximum of two years above the duration of the Lehman Brothers Aggregate Bond Index. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. As of June 30, 2007, the duration of the Lehman Brothers Aggregate Bond Index was
     4.70 years. The Lehman Brothers Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

     Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in a "basket" of S&P 500 stocks. The Fund also may invest in exchange traded funds based on the S&P 500, such as Standard & Poor's Depositary Receipts.

     Assets not invested in equity securities or derivatives may be invested in fixed income instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc., or equivalently rated by Standard & Poor's Ratings Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648 or by visiting our Website at www.pimco.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations. The Fund may invest in variable and floating rate securities, which generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. The Fund may also invest in inverse floating rate securities, which may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund's shares.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o HIGH YIELD RISK: The Fund may invest in junk bonds, and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (see Liquidity Risk, below).

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries. Equity securities generally have greater price volatility than fixed income securities. Under certain conditions, generally in a market where the value of both S&P 500 derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses than would be the case if it invested directly in a portfolio of S&P 500 stocks.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o EQUITY RISK: The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate


PIMCO STOCKSPLUS(R) TOTAL RETURN FUND o INSTITUTIONAL CLASS SHARES earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

o MORTGAGE-RELATED AND OTHER ASSET-BACKED RISK: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Fund's investments, if any, in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

o FOREIGN (NON-U.S.) INVESTMENT RISK: When the Fund invests in foreign (non-U.S.) securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

o EMERGING MARKETS RISK: Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities that are economically tied to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

o CURRENCY RISK: When the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

o SHORT SALE RISK: The Fund's short sales, if any, are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

HOW HAS THE FUND PERFORMED?

     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

CALENDAR YEAR TOTAL RETURNS
Bar Chart:
2003                  30.47%
2004                  13.60%
2005                   4.15%
2006                  13.81%

     During the period shown in the bar chart, the highest quarterly return was 17.34% (2nd Quarter 2003) and the lowest quarterly return was -3.15% (1st Quarter 2005). As of September 30, 2007, the Fund's year-to-date return was 9.05%.

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended September 30, 2007
                                                               SINCE
                                     1 YEAR      5 YEAR     INCEPTION(4)
STOCKSPLUS(R) TOTAL RETURN FUND,
   INSTITUTIONAL CLASS,
   BEFORE TAXES                      15.53%      16.32%      12.00%
STOCKSPLUS(R) TOTAL RETURN FUND,
   INSTITUTIONAL CLASS,
   AFTER TAXES ON DISTRIBUTIONS(1)   12.40%      14.04%       9.88%
STOCKSPLUS(R) TOTAL RETURN FUND,
   INSTITUTIONAL CLASS,
   AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES(1)        10.81%      13.11%       9.33%
S&P 500 INDEX(2)                     16.44%      15.45%      10.59%
LIPPER LARGE-CAP CORE
   FUND AVERAGE(3)                   15.94%      13.90%       9.30%

     (1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

     (2) The S&P 500 Stock Price Index is an unmanaged market index generally considered representative of the stock market as a whole. The index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

     (3) The Lipper Large-Cap Core Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three year weighted basis) of greater than 300% of the dollar weighted median market capitalization of the middle 1,000 securities of the S&P Super Composite 1500 Index. It does not reflect deductions for fees, expenses or taxes.

     (4) The Fund began operations on 6/28/2002. Index comparisons began on 6/30/2002.

                                                             (Continued on back)


              PIMCO STOCKSPLUS(R) TOTAL RETURN FUND o INSTITUTIONAL CLASS SHARES

WHAT ARE THE FUND'S FEES AND EXPENSES?

     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
REDEMPTION FEE(1)                              2.00%
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)
ADVISORY FEE(2)                                0.39%
DISTRIBUTION AND/OR SERVICE (12B-1) FEES       NONE
OTHER EXPENSES(3)                              0.25%
TOTAL ANNUAL FUND OPERATING EXPENSES           0.64%

     (1) Shareholders of the Fund will be subject to a redemption fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged within 7 days of their acquisition (by purchase or exchange). A new holding period begins the day following each acquisition of shares through purchase or exchange (other than as noted in the Fund's prospectus). The Fund has elected not to impose the redemption fee under certain circumstances as described in greater detail in the Fund's prospectus. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to the redemption fee. Shareholders will receive 60 days' notice of any material changes to the redemption fee, unless otherwise permitted by law.

     (2) Effective October 1, 2007, the Fund's advisory fee was reduced by 0.05% to 0.39%.

     (3) "Other Expenses" reflect an administrative fee of 0.25%.

     EXAMPLE: The example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the example shows what your costs would be based on these assumptions.

                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
   STOCKSPLUS(R) TOTAL
     RETURN FUND,
     INSTITUTIONAL CLASS          $65      $205        $357       $798

WHO IS THE FUND'S INVESTMENT ADVISER?

     Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Global Investors of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $720 billion in assets under management as of September 30, 2007. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

     The Fund's portfolio is managed by William H. Gross. Mr. Gross is a Managing Director, Chief Investment Officer and a founding partner of PIMCO and he has managed fixed income accounts for various institutional clients and funds for over 37 years. He has managed the StocksPLUS(R) Total Return Fund since its inception in June 2002.

HOW DO I BUY FUND SHARES?

     The minimum initial investment for shares of the Fund is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. PIMCO Funds or the Fund's distributor may waive the minimum initial investment for other categories of investors at their discretion. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105, communicating the purchase to PIMCO Funds prior to market close and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648, faxing instructions to 1-816-421-2861, or emailing instructions to pimcoteam@bfdsmidwest.com, and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

     You may sell (redeem) all or part of your Fund shares on any business day. Depending on the elections made on the Client Registration Application, you may sell by:

o    Sending a written request by mail to PIMCO Funds at the address above.

o Calling us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o    Sending a fax to our Shareholder Services department at 1-816-421-2861.

o    Sending an email to pimcoteam@bfdsmidwest.com.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

     The Fund pays dividends to shareholders quarterly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the distributions paid to them.

     Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

     The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund or any fund of the Allianz Funds.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Website at www.pimco.com.

PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-816-421-2861
PIMCO Infolink Audio Response Network:
1-800-987-4626
Website: www.pimco.com

PIMCO STOCKSPLUS(R) TOTAL RETURN FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE

                                                         PIMCO Total Return Fund
                                                     Administrative Class Shares
                                                               November 15, 2007


                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Website at www.pimco.com, or by contacting your financial intermediary.


                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

     The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Lehman Brothers Aggregate Bond Index, which as of June 30, 2007 was 4.70 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

     The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc., or equivalently rated by Standard & Poor's Ratings Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

     The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may not invest in equity securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648 or by visiting our Website at www.pimco.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o HIGH YIELD RISK: The Fund may invest in junk bonds, and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (see Liquidity Risk, below).

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o MORTGAGE RISK: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

o FOREIGN (NON-U.S.) INVESTMENT RISK: When the Fund invests in foreign (non-U.S.) securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization,

PIMCO TOTAL RETURN FUND o ADMINISTRATIVE CLASS SHARES expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

o EMERGING MARKETS RISK: Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

o CURRENCY RISK: When the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

o SHORT SALE RISK: The Fund's short sales, if any, are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short derivative position thorough a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

HOW HAS THE FUND PERFORMED?

     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Administrative Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

CALENDAR YEAR TOTAL RETURNS
Bar Chart:
1997                   9.89%
1998                   9.48%
1999                  -0.53%
2000                  11.81%
2001                   9.22%
2002                   9.91%
2003                   5.30%
2004                   4.88%
2005                   2.63%
2006                   3.74%

     During the period shown in the bar chart, the highest quarterly return was 6.43% (3rd Quarter 2001) and the lowest quarterly return was -2.24% (2nd Quarter 2004). As of Septemer 30, 2007, the Fund's year-to-date return was 4.77%.

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended September, 30, 2007
                                       1 YEAR     5 YEAR      10 YEAR
TOTAL RETURN FUND, ADMINISTRATIVE
   CLASS, BEFORE TAXES                  5.67%      4.75%       6.35%
TOTAL RETURN FUND, ADMINISTRATIVE
   CLASS, AFTER TAXES ON
   DISTRIBUTIONS(1)                     3.79%      2.89%       3.96%
TOTAL RETURN FUND, ADMINISTRATIVE
   CLASS, AFTER TAXES ON
   DISTRIBUTIONS AND SALE
   OF FUND SHARES(1)                    3.64%      2.99%       3.98%
LEHMAN BROTHERS AGGREGATE
   BOND INDEX(2)                        5.14%      4.13%       5.97%
LIPPER INTERMEDIATE INVESTMENT
   GRADE DEBT FUND AVERAGE(3)           4.14%      3.87%       5.20%

     (1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

     (2) The Lehman Brothers Aggregate Bond Index represents securities that are SEC registred, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

     (3) The Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not reflect deductions for fees, expenses or taxes.

                                                             (Continued on back)


                           PIMCO TOTAL RETURN FUND o ADMINISTRATIVE CLASS SHARES

WHAT ARE THE FUND'S FEES AND EXPENSES?

     These tables describe the fees and expenses you may pay if you buy and hold Administrative Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
NONE
    ANNUAL FUND OPERATING EXPENSES
    (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)
ADVISORY FEE                                   0.25%
DISTRIBUTION AND/OR SERVICE (12B-1) FEES       0.25%
OTHER EXPENSES(1)                              0.18%
TOTAL ANNUAL FUND OPERATING EXPENSES           0.68%

     (1) "Other Expenses" reflect an administrative fee of 0.18%.

     EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
   TOTAL RETURN FUND,
     ADMINISTRATIVE CLASS       $69      $218       $379        $847

WHO IS THE FUND'S INVESTMENT ADVISER?

     Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Global Investors of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $720 billion in assets under management as of September 30, 2007. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

     The Fund's portfolio is managed by William H. Gross. Mr. Gross is a Managing Director, Chief Investment Officer and a founding partner of PIMCO and he has managed fixed income accounts for various institutional clients and funds for over 37 years. He has managed the Total Return Fund since its inception on May 11, 1987.

HOW DO I BUY FUND SHARES?

     The minimum initial investment for shares of the Fund is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. PIMCO Funds or the Fund's distributor may waive the minimum initial investment for other categories of investors at their discretion. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105, communicating the purchase to PIMCO Funds prior to market close and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Administrative Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648, faxing instructions to 1-816-421-2861, or emailing instructions to pimcoteam@bfdsmidwest.com, and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

     You may sell (redeem) all or part of your Fund shares on any business day. Depending on the elections made on the Client Registration Application, you may sell by:

o    Sending a written request by mail to PIMCO Funds at the address above.

o Calling us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o    Sending a fax to our Shareholder Services department at 1-816-421-2861.

o    Sending an email to pimcoteam@bfdsmidwest.com.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

     The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the distributions paid to them.

     Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

     The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund or any fund of the Allianz Funds.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Website at www.pimco.com.


PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-816-421-2861
PIMCO Infolink Audio Response Network:
1-800-987-4626
Website: www.pimco.com

PIMCO TOTAL RETURN FUND o ADMINISTRATIVE CLASS SHARES

                                                                    FUND PROFILE

                                                         PIMCO Total Return Fund
                                                      Institutional Class Shares
                                                               November 15, 2007

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Website at www.pimco.com, or by contacting your financial intermediary.

                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

     The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Lehman Brothers Aggregate Bond Index, which as of June 30, 2007 was 4.70 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

     The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc., or equivalently rated by Standard & Poor's Ratings Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

     The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may not invest in equity securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648 or by visiting our Website at www.pimco.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o HIGH YIELD RISK: The Fund may invest in junk bonds, and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (see Liquidity Risk, below).

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o MORTGAGE RISK: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

o FOREIGN (NON-U.S.) INVESTMENT RISK: When the Fund invests in foreign (non-U.S.) securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.


PIMCO TOTAL RETURN FUND o INSTITUTIONAL CLASS SHARES

o EMERGING MARKETS RISK: Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

o CURRENCY RISK: When the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

o SHORT SALE RISK: The Fund's short sales, if any, are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short derivative position thorough a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

HOW HAS THE FUND PERFORMED?

     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

CALENDAR YEAR TOTAL RETURNS
Bar Chart:
1997                  10.16%
1998                   9.76%
1999                  -0.28%
2000                  12.09%
2001                   9.49%
2002                  10.20%
2003                   5.56%
2004                   5.14%
2005                   2.89%
2006                   3.99%

     During the period shown in the bar chart, the highest quarterly return was 6.49% (3rd Quarter 2001) and the lowest quarterly return was -2.18% (2nd Quarter 2004). As of September 30, 2007, the Fund's year-to-date return was 4.95%.

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended September 30, 2007
                                       1 YEAR     5 YEAR      10 YEAR
TOTAL RETURN FUND, INSTITUTIONAL
   CLASS, BEFORE TAXES                  5.93%      5.01%       6.62%
TOTAL RETURN FUND, INSTITUTIONAL
   CLASS, AFTER TAXES
   ON DISTRIBUTIONS(1)                  3.95%      3.06%       4.12%
TOTAL RETURN FUND, INSTITUTIONAL
   CLASS, AFTER TAXES ON
   DISTRIBUTIONS AND SALE OF
   FUND SHARES(1)                       3.81%      3.16%       4.15%
LEHMAN BROTHERS AGGREGATE
   BOND INDEX(2)                        5.14%      4.13%       5.97%
LIPPER INTERMEDIATE INVESTMENT
   GRADE DEBT FUND AVERAGE(3)           4.14%      3.87%       5.20%

     (1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

     (2) The Lehman Brothers Aggregate Bond Index represents securities that are SEC registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

     (3) The Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not reflect deductions for fees, expenses or taxes.


                                                             (Continued on back)

                            PIMCO TOTAL RETURN FUND o INSTITUTIONAL CLASS SHARES

WHAT ARE THE FUND'S FEES AND EXPENSES?

     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
NONE
    ANNUAL FUND OPERATING EXPENSES
    (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)
ADVISORY FEE                                   0.25%
DISTRIBUTION AND/OR SERVICE (12B-1) FEES       NONE
OTHER EXPENSES(1)                              0.18%
TOTAL ANNUAL FUND OPERATING EXPENSES           0.43%

     (1) "Other Expenses" reflect an administrative fee of 0.18%.

     EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
   TOTAL RETURN FUND,
     INSTITUTIONAL CLASS        $44      $138        $241       $542

WHO IS THE FUND'S INVESTMENT ADVISER?

     Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Global Investors of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $720 billion in assets under management as of September 30, 2007. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

     The Fund's portfolio is managed by William H. Gross. Mr. Gross is a Managing Director, Chief Investment Officer and a founding partner of PIMCO and he has managed fixed income accounts for various institutional clients and funds for over 37 years. He has managed the Total Return Fund since its inception on May 11, 1987.

HOW DO I BUY FUND SHARES?

     The minimum initial investment for shares of the Fund is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. PIMCO Funds or the Fund's distributor may waive the minimum initial investment for other categories of investors at their discretion. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105, communicating the purchase to PIMCO Funds prior to market close and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648, faxing instructions to 1-816-421-2861, or emailing instructions to pimcoteam@bfdsmidwest.com, and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

     You may sell (redeem) all or part of your Fund shares on any business day. Depending on the elections made on the Client Registration Application, you may sell by:

o    Sending a written request by mail to PIMCO Funds at the address above.

o Calling us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o    Sending a fax to our Shareholder Services department at 1-816-421-2861.

o    Sending an email to pimcoteam@bfdsmidwest.com.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

     The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the distributions paid to them.

     Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

     The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund or any fund of the Allianz Funds.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Website at www.pimco.com.

PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-816-421-2861
PIMCO Infolink Audio Response Network:
1-800-987-4626
Website: www.pimco.com

PIMCO TOTAL RETURN FUND o INSTITUTIONAL CLASS SHARES